UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2023

Date of reporting period: May 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAY    05.31.23

ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

ANNUAL REPORT

July 17, 2023

This report provides management’s discussion of fund performance for the AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the annual reporting period ended May 31, 2023.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB ARIZONA PORTFOLIO

Class A Shares	0.96%	-1.09%

Class C Shares	0.69%	-1.83%

Advisor Class Shares[1]	1.09%	-0.84%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB MASSACHUSETTS PORTFOLIO

Class A Shares	1.37%	-0.64%

Class C Shares	0.99%	-1.39%

Advisor Class Shares[1]	1.59%	-0.39%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB MINNESOTA PORTFOLIO

Class A Shares	0.96%	-0.84%

Class C Shares	0.58%	-1.59%

Bloomberg Municipal Bond Index	1.94%	0.49%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB NEW JERSEY PORTFOLIO

Class A Shares	2.20%	0.55%

Class C Shares	1.70%	-0.31%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB OHIO PORTFOLIO

Class A Shares	1.38%	-0.84%

Class C Shares	1.00%	-1.58%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB PENNSYLVANIA PORTFOLIO

Class A Shares	1.44%	-1.01%

Class C Shares	1.06%	-1.76%

Bloomberg Municipal Bond Index	1.94%	0.49%

	6 Months	12 Months

AB VIRGINIA PORTFOLIO

Class A Shares	1.43%	-0.37%

Class C Shares	0.96%	-1.11%

Advisor Class Shares[1]	1.46%	-0.12%

Bloomberg Municipal Bond Index	1.94%	0.49%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared with its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended May 31, 2023.

During both periods, all share classes of the Portfolios underperformed the benchmark, except for Class A of the New Jersey Portfolio, before sales charges. For the 12-month period, an overweight to municipal credit detracted, relative to the benchmark, for all Portfolios except Minnesota. For the six-month period, an overweight to municipal credit contributed for all Portfolios.

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Arizona Portfolio: During both periods, security and industry selection detracted. Security selection within the miscellaneous revenue sector detracted, while selection in not-for-profit health care contributed.

Massachusetts Portfolio: During both periods, security selection detracted, while industry selection contributed. For the 12-month period, security selection in private higher education detracted, while selection in toll roads/transit contributed. During the six-month period, security selection in not-for-profit health care detracted, while selection in toll roads/transit contributed.

Minnesota Portfolio: During both periods, security selection detracted. During the 12-month period, security selection in miscellaneous revenue detracted, while selection in not-for-profit health care contributed. During the six-month period, security selection in not-for-profit health care detracted, while selection in airports/ports contributed.

New Jersey Portfolio: During the 12-month period, security selection within the special tax sector detracted, while selection in not-for-profit health care contributed. During the six-month period, security selection in airlines detracted, while selection in primary/secondary public education contributed. During both periods, security and industry selection contributed.

Ohio Portfolio: For the 12-month and six-month period, security selection in private higher education and not-for-profit health care detracted, while selection in multi-family housing contributed. During the six-month period, security selection in the special tax sector contributed.

Pennsylvania Portfolio: For the 12-month period, security selection within the private higher education and not-for-profit health care sectors detracted, while selection within the public primary/secondary education and pre-refunded sectors contributed. For the six-month period, security selection within tax-supported state lease and not-for-profit health care detracted, while selection in public primary/secondary education and pre-refunded contributed.

Virginia Portfolio: During the 12-month period, security selection in the toll roads/transit and tobacco sectors detracted, while selection within senior living and not-for-profit health care contributed. Over the six-month period, selection in the state lease and toll roads/transit sectors detracted, while selection in the senior living and special tax sectors contributed.

All Portfolios used derivatives in the form of interest rate swaps and Consumer Price Index (“CPI”) swaps for hedging purposes. CPI swaps had no material impact on returns for all Portfolios for either period, while interest rate swaps added to returns for both periods.

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MARKET REVIEW AND INVESTMENT STRATEGY

During the 12-month period ended May 31, 2023, the market was volatile as the yield on a 10-year AAA municipal bond rose from 2.45% to a peak of 3.41% at the end of October, then fell back down to 2.64%. This fall in yields took place after the November inflation print was lower than expected. After-tax spreads widened over the 12-month period, indicating municipals underperformed Treasuries. BBB credit spreads fluctuated due to rate volatility and outflow pressure, but remained relatively unchanged by the end of the period.

The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

Arizona	7.99%	0.00%

Massachusetts	3.43%	0.00%

Minnesota	0.00%	0.00%

New Jersey	14.32%	0.00%

Ohio	2.5%	0.00%

Pennsylvania	7.95%	0.29%

Virginia	1.67%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

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INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the

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DISCLOSURES AND RISKS (continued)

COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value

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DISCLOSURES AND RISKS (continued)

of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment

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DISCLOSURES AND RISKS (continued)

decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Arizona Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.76%	4.45%

1 Year	-1.09%	-4.09%

5 Years	1.04%	0.43%

10 Years	1.92%	1.61%

CLASS C SHARES			2.09%	3.37%

1 Year	-1.83%	-2.79%

5 Years	0.31%	0.31%

10 Years[3]	1.17%	1.17%

ADVISOR CLASS SHARES[4]			3.10%	4.99%

1 Year	-0.84%	-0.84%

Since Inception[5]	-2.15%	-2.15%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.99%, 1.74% and 0.74% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.78%, 1.53% and 0.53% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.83%

5 Years	0.50%

10 Years	1.95%

CLASS C SHARES

1 Year	-0.52%

5 Years	0.36%

10 Years[1]	1.52%

ADVISOR CLASS SHARES[2]

1 Year	1.47%

Since Inception[3]	-1.84%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 3/25/2021.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Massachusetts Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.05%	4.94%

1 Year	-0.64%	-3.63%

5 Years	1.15%	0.54%

10 Years	1.72%	1.41%

CLASS C SHARES			2.38%	3.85%

1 Year	-1.39%	-2.35%

5 Years	0.39%	0.39%

10 Years[3]	0.98%	0.98%

ADVISOR CLASS SHARES[4]			3.40%	5.51%

1 Year	-0.39%	-0.39%

5 Years	1.42%	1.42%

Since Inception[5]	1.11%	1.11%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.87%, 1.62% and 0.62% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.17%

5 Years	0.61%

10 Years	1.79%

CLASS C SHARES

1 Year	0.11%

5 Years	0.47%

10 Years[1]	1.35%

ADVISOR CLASS SHARES[2]

1 Year	2.12%

5 Years	1.49%

Since Inception[3]	1.16%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Minnesota Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

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HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			1.95%	3.33%

1 Year	-0.84%	-3.81%

5 Years	1.05%	0.44%

10 Years	1.72%	1.41%

CLASS C SHARES			1.26%	2.15%

1 Year	-1.59%	-2.55%

5 Years	0.29%	0.29%

10 Years[3]	0.97%	0.97%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.27% and 2.02% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.76%

5 Years	0.50%

10 Years	1.71%

CLASS C SHARES

1 Year	-0.42%

5 Years	0.35%

10 Years[1]	1.27%

1	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB New Jersey Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.84%	4.90%

1 Year	0.55%	-2.50%

5 Years	1.80%	1.18%

10 Years	2.23%	1.92%

CLASS C SHARES			2.18%	3.76%

1 Year	-0.31%	-1.29%

5 Years	1.02%	1.02%

10 Years[3]	1.47%	1.47%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.15% and 1.89% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.82% and 1.57% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.40%

5 Years	1.27%

10 Years	2.28%

CLASS C SHARES

1 Year	0.89%

5 Years	1.13%

10 Years[1]	1.83%

1	Assumes conversion of Class C shares into Class A shares after eight years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Ohio Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.59%	4.15%

1 Year	-0.84%	-3.77%

5 Years	1.25%	0.65%

10 Years	1.69%	1.38%

CLASS C SHARES			1.92%	3.08%

1 Year	-1.58%	-2.54%

5 Years	0.47%	0.47%

10 Years[3]	0.93%	0.93%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.15% and 1.90% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80% and 1.55% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.11%

5 Years	0.69%

10 Years	1.73%

CLASS C SHARES

1 Year	0.23%

5 Years	0.52%

10 Years[1]	1.28%

1	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Pennsylvania Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.59%	4.11%

1 Year	-1.01%	-4.00%

5 Years	1.26%	0.65%

10 Years	1.98%	1.67%

CLASS C SHARES			1.92%	3.05%

1 Year	-1.76%	-2.72%

5 Years	0.48%	0.48%

10 Years[3]	1.22%	1.22%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.18% and 1.93% for Class A and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.85% and 1.60% for Class A and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.49%

5 Years	0.73%

10 Years	2.02%

CLASS C SHARES

1 Year	-0.20%

5 Years	0.58%

10 Years[1]	1.57%

1	Assumes conversion of Class C shares into Class A shares after eight years.

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO (unaudited)

5/31/2013 TO 5/31/2023

This chart illustrates the total value of an assumed $10,000 investment in AB Virginia Portfolio Class A shares (from 5/31/2013 to 5/31/2023) as compared with the performance of the Portfolio’s benchmark. Class A at Offering reflects the deduction of the maximum 3% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			2.81%	4.59%

1 Year	-0.37%	-3.37%

5 Years	1.21%	0.59%

10 Years	1.91%	1.60%

CLASS C SHARES			2.14%	3.49%

1 Year	-1.11%	-2.08%

5 Years	0.45%	0.45%

10 Years[3]	1.16%	1.16%

ADVISOR CLASS SHARES[4]			3.16%	5.16%

1 Year	-0.12%	-0.12%

5 Years	1.46%	1.46%

Since Inception[5]	1.28%	1.28%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.86%, 1.61% and 0.61% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expense ratios to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended May 31, 2023.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.82%

5 Years	0.68%

10 Years	2.03%

CLASS C SHARES

1 Year	0.39%

5 Years	0.54%

10 Years[1]	1.60%

ADVISOR CLASS SHARES[2]

1 Year	2.40%

5 Years	1.53%

Since Inception[3]	1.34%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.60	$4.01	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$1,006.90	$7.76	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Advisor Class
Actual	$1,000	$1,010.90	$2.76	0.55%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%

AB Massachusetts Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.70	$3.87	0.77%
Hypothetical**	$1,000	$1,021.09	$3.88	0.77%
Class C
Actual	$1,000	$1,009.90	$7.62	1.52%
Hypothetical**	$1,000	$1,017.35	$7.64	1.52%
Advisor Class
Actual	$1,000	$1,015.90	$2.61	0.52%
Hypothetical**	$1,000	$1,022.34	$2.62	0.52%

AB Minnesota Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.60	$4.31	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%
Class C
Actual	$1,000	$1,005.80	$8.05	1.61%
Hypothetical**	$1,000	$1,016.90	$8.10	1.61%

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

EXPENSE EXAMPLE (continued)

(unaudited)

AB New Jersey Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.00	$4.18	0.83%
Hypothetical**	$1,000	$1,020.79	$4.18	0.83%
Class C
Actual	$1,000	$1,017.00	$7.95	1.58%
Hypothetical**	$1,000	$1,017.05	$7.95	1.58%

AB Ohio Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.80	$4.17	0.83%
Hypothetical**	$1,000	$1,020.79	$4.18	0.83%
Class C
Actual	$1,000	$1,010.00	$7.92	1.58%
Hypothetical**	$1,000	$1,017.05	$7.95	1.58%

AB Pennsylvania Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.40	$4.27	0.85%
Hypothetical**	$1,000	$1,020.69	$4.28	0.85%
Class C
Actual	$1,000	$1,010.60	$8.02	1.60%
Hypothetical**	$1,000	$1,016.95	$8.05	1.60%

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Virginia Portfolio

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.30	$4.07	0.81%
Hypothetical**	$1,000	$1,020.89	$4.08	0.81%
Class C
Actual	$1,000	$1,009.60	$7.82	1.56%
Hypothetical**	$1,000	$1,017.15	$7.85	1.56%
Advisor Class
Actual	$1,000	$1,014.60	$2.81	0.56%
Hypothetical**	$1,000	$1,022.14	$2.82	0.56%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

BOND RATING SUMMARY1

May 31, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

May 31, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

BOND RATING SUMMARY1 (continued)

May 31, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1 (continued)

May 31, 2023 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.8%
Long-Term Municipal Bonds – 92.8%
Arizona – 79.9%
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	$825	$825,962
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,071,996
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.50%, 07/01/2058(a)	500	470,483
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	892,328
4.00%, 11/01/2050	2,000	1,728,333
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2057	1,500	1,429,571
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	815,881
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)(b)(c)	300	165,000
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,440,592
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,635,122
Series 2021 4.00%, 02/01/2038	1,500	1,475,528

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	$600	$446,670
Arizona Industrial Development Authority (Provident Group – EMU Properties LLC) Series 2018 5.00%, 05/01/2043(b)(c)	1,000	600,000
5.00%, 05/01/2048(b)(c)	1,100	660,000
Arizona Sports & Tourism Authority BAM Series 2022 5.00%, 07/01/2031	2,000	2,233,588
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,068,485
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,050,642
City of Buckeye AZ Series 2015 5.00%, 07/01/2035	3,450	3,539,565
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,680,012
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,640,739
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	788,085
Series 2019 5.00%, 07/01/2049	2,500	2,614,495
Series 2019-B 4.00%, 07/01/2038	2,200	2,141,739
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,013,370

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 4.00%, 07/15/2042	$5,000	$4,960,547
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	895,756
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	917,443
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,501,930
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037	1,000	1,012,028
5.00%, 07/01/2042	1,250	1,253,282
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 7.00%, 11/15/2057(a)	335	335,670
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 5.00%, 04/01/2034	1,590	1,730,215
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,200	1,209,385
Series 2021 4.00%, 02/15/2051	580	456,121
4.00%, 02/15/2041	205	176,136
4.00%, 02/15/2046	345	281,651

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	$990	$719,898
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033	1,400	1,471,992
5.00%, 01/01/2035	2,000	2,097,758
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	830	842,994
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	500	422,506
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	773,136
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(a)	500	439,842
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,700	1,703,372
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036	750	759,951
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2036	1,700	1,824,053
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,594,530
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,022,228

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	$2,500	$2,539,621
5.25%, 12/01/2023	650	651,893
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,209,524
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	654,748
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	400	248,982
University of Arizona (The) Series 2014 5.00%, 08/01/2033	1,765	1,783,318

		73,918,696

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	225	245,405

Delaware – 0.6%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	532,272

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	202,236

Guam – 3.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	80,070
Series 2023 5.25%, 10/01/2031(d)	150	152,973

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	$310	$307,065
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	781,468
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	170	174,763
5.00%, 10/01/2040	705	717,457
Series 2022-A 5.00%, 10/01/2044	200	204,552
Territory of Guam Series 2019 5.00%, 11/15/2031	85	87,310
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,000	876,612

		3,382,270

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	347,062

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	140	105,482
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	89,285

		194,767

Kentucky – 1.1%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,020,613

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	$500	$462,076
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	107,583

		569,659

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,463

New York – 1.1%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,051,622

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	262,741
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	483,436

		746,177

Puerto Rico – 3.0%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	1	924
Zero Coupon, 07/01/2033	144	84,240
4.00%, 07/01/2033	103	94,444
4.00%, 07/01/2035	3	2,329
4.00%, 07/01/2037	2	1,942
4.00%, 07/01/2041	3	2,539
4.00%, 07/01/2046	103	83,067
5.25%, 07/01/2023	32	31,651
5.625%, 07/01/2027	303	316,924
5.75%, 07/01/2031	3	3,294
Series 2022-C 0.00%, 11/01/2043	19	9,318

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	$130	$129,132
5.25%, 07/01/2036	130	131,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	253,711
5.00%, 07/01/2035(a)	250	249,990
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,126
NATL Series 2007-V 5.25%, 07/01/2032	150	147,934
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	130	124,638
Series 2022-B Zero Coupon, 07/01/2032	100	63,579
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b)(c)	310	314,830
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	99,491
Series 2019-A 4.329%, 07/01/2040	105	97,275
5.00%, 07/01/2058	480	458,615

		2,801,131

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	165	154,003

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	280,535

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(a)	$225	$231,134
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	70,647

		301,781

Total Long-Term Municipal Bonds (cost $91,756,185)		85,798,692

Short-Term Municipal Notes – 4.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2019 4.00%, 02/01/2048(e) (cost $3,715,000)	3,715	3,715,000

Total Municipal Obligations (cost $95,471,185)		89,513,692

COMMERCIAL MORTGAGE-BACKED SECURITY – 1.0%
Non-Agency Fixed Rate CMBS – 1.0%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033 (cost $1,087,117)	1,011	923,652

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(f)(g)(h) (cost $365,870)	365,870	365,870

Total Investments – 98.2% (cost $96,924,172)		90,803,214
Other assets less liabilities – 1.8%		1,706,998

Net Assets – 100.0%		$92,510,212

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PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$65,075	$	– 0	–	$65,075
USD	370	01/15/2025	2.585%	CPI#	Maturity	32,241		– 0	–	32,241
USD	370	01/15/2025	2.613%	CPI#	Maturity	31,832		– 0	–	31,832
USD	240	01/15/2025	4.028%	CPI#	Maturity	6,724		– 0	–	6,724
USD	1,150	01/15/2026	CPI#	3.720%	Maturity	(30,746)		– 0	–	(30,746)
USD	1,150	01/15/2027	CPI#	3.320%	Maturity	(44,012)		– 0	–	(44,012)
USD	1,150	01/15/2027	CPI#	3.466%	Maturity	(33,597)		(1,136)		(32,461)
USD	900	01/15/2027	CPI#	3.323%	Maturity	(34,277)		– 0	–	(34,277)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	492,276		– 0	–	492,276
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	447,989		– 0	–	447,989
USD	2,200	01/15/2029	CPI#	3.390%	Maturity	(34,970)		– 0	–	(34,970)
USD	1,330	01/15/2029	CPI#	3.735%	Maturity	17,478		– 0	–	17,478
USD	640	01/15/2029	CPI#	3.290%	Maturity	(15,479)		– 0	–	(15,479)
USD	510	01/15/2030	1.572%	CPI#	Maturity	84,053		– 0	–	84,053
USD	510	01/15/2030	1.587%	CPI#	Maturity	83,350		– 0	–	83,350
USD	650	01/15/2031	2.782%	CPI#	Maturity	39,309		– 0	–	39,309
USD	630	01/15/2031	2.680%	CPI#	Maturity	44,432		– 0	–	44,432
USD	540	01/15/2031	2.989%	CPI#	Maturity	21,518		– 0	–	21,518
USD	530	01/15/2032	CPI#	3.064%	Maturity	(14,210)		– 0	–	(14,210)
USD	490	04/15/2032	CPI#	2.909%	Maturity	(19,686)		– 0	–	(19,686)

						$1,139,300		$(1,136)		$1,140,436

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,700	01/15/2027	1 Day SOFR	2.445%	Annual	$(293,584)	$	– 0	–	$(293,584)
USD	2,400	01/15/2027	1 Day SOFR	3.527%	Annual	(25,883)		– 0	–	(25,883)
USD	4,800	04/30/2030	1 Day SOFR	3.075%	Annual	(107,422)		– 0	–	(107,422)
USD	2,100	04/30/2030	1 Day SOFR	3.369%	Annual	(8,358)		– 0	–	(8,358)
USD	3,500	04/15/2032	2.542%	1 Day SOFR	Annual	236,698		– 0	–	236,698
USD	1,750	04/15/2032	2.444%	1 Day SOFR	Annual	131,578		– 0	–	131,578

						$(66,971)	$	– 0	–	$(66,971)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	$169,176	$	– 0	–	$169,176

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $6,999,920 or 7.6% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	When-Issued or delayed delivery security.

(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.0% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.6%
Long-Term Municipal Bonds – 92.6%
Massachusetts – 79.2%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	$3,060	$3,453,678
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	2,048,338
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	10,341,487
Series 2018-A 5.00%, 01/01/2042	5,000	5,288,814
Series 2022-B 3.00%, 02/01/2045	4,965	3,964,376
AGC Series 2007-A 4.12% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,917,111
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,000	1,962,854
Martha’s Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,022,605
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	2,017,237
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039 (Pre-refunded/ETM)	1,400	1,580,255
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,025,617
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,133,052
Series 2019 5.00%, 07/01/2026	1,000	1,041,827

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	$3,755	$3,794,347
Series 2023 5.25%, 07/01/2048	2,000	2,093,853
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,955,719
5.00%, 10/01/2039	1,780	1,907,399
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,055	1,075,665
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	718,391
5.00%, 01/01/2035	735	752,522
5.00%, 01/01/2036	1,000	1,019,976
5.25%, 01/01/2042	1,000	1,013,307
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,037,178
5.00%, 10/01/2034	2,100	2,125,268
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	898,016
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,018,997
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	350	336,601
4.00%, 07/01/2031	365	348,211
4.00%, 07/01/2040	2,000	1,710,116
4.00%, 07/01/2050	1,000	777,119

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	$2,055	$2,062,700
Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,567,177
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,000,057
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,495,780
Series 2022 5.00%, 07/01/2052	1,000	976,581
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc. Obligated Group) Series 2017 4.00%, 10/01/2024(b)	250	246,964
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	1,787,831
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2042	5,000	5,563,154
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	850,275
5.00%, 07/15/2040	2,400	2,778,277
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	924,029
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,525	1,582,485
5.00%, 10/01/2035	2,455	2,536,125
Series 2020-M 4.00%, 10/01/2050	2,500	2,053,338

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	$2,000	$1,869,431
5.00%, 07/01/2041	2,500	2,525,565
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,523,229
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,337,645
Series 2021-B 4.00%, 06/01/2050	1,000	808,788
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,292,855
Series 2020-A 4.00%, 07/01/2045	1,400	1,210,949
Series 2021 4.00%, 07/01/2046	1,270	1,090,283
4.00%, 07/01/2051	1,000	831,220
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,070,726
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,007,255
5.00%, 07/01/2044	3,000	2,903,029
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,538,980
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,129,038
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	5,055,076

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-C 5.00%, 07/01/2049	$1,000	$1,026,857
Series 2021-E 5.00%, 07/01/2037	2,250	2,413,754
5.00%, 07/01/2051	1,000	1,035,424
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	2,000	2,143,897
Massachusetts School Building Authority Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	3,867,835
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,314,345
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	5,854,390
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,245,133
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,047,802
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,710,300
Series 2020 3.013%, 11/01/2043	2,000	1,505,118

		161,163,633

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	430,823

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	670,460

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	$1,000	$1,040,002

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,028,677
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	100	71,238

		3,099,915

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	404,264
Series 2023 5.25%, 10/01/2036(c)	100	99,027
5.375%, 10/01/2043(c)	200	195,754
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,542,636
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	359,806
5.00%, 10/01/2040	1,420	1,445,091
Territory of Guam Series 2019 5.00%, 11/15/2031	210	215,707
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	1,976,760

		6,239,045

Illinois – 0.9%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	673,403
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,084,757

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	$147	$144,067

		1,902,227

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	260	195,895

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	90,834

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,223,140

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	472,935
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,050,851

		1,523,786

Pennsylvania – 1.1%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,076,795
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,157,357

		2,234,152

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	$130	$123,897
Zero Coupon, 07/01/2033	205	120,148
4.00%, 07/01/2033	100	91,781
5.25%, 07/01/2023	57	57,556
5.375%, 07/01/2025	200	204,228
5.625%, 07/01/2027	300	313,578
5.625%, 07/01/2029	120	127,107
5.75%, 07/01/2031	100	107,684
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	260	258,264
5.25%, 07/01/2036	230	232,014
5.25%, 07/01/2041	100	100,624
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	610	619,055
5.00%, 07/01/2035(b)	500	499,979
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	240,302
NATL Series 2007-V 5.25%, 07/01/2032	300	295,869
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	295	282,831
Series 2022-B Zero Coupon, 07/01/2032	220	139,874
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	575	583,959
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	182,145
Zero Coupon, 07/01/2046	1,000	268,999
Series 2019-A 4.329%, 07/01/2040	180	166,757

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.55%, 07/01/2040	$22	$20,938
5.00%, 07/01/2058	815	778,690

		5,816,279

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	289,338

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	522,376
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,022,053

		1,544,429

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,013,099

Total Long-Term Municipal Bonds (cost $200,189,385)		188,477,057

Short-Term Municipal Notes – 1.0%
Massachusetts – 1.0%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2022 3.35%, 01/01/2039(f) (cost $2,000,000)	2,000	2,000,000

Total Municipal Obligations (cost $202,189,385)		190,477,057

SHORT-TERM INVESTMENTS – 4.7%
U.S. Treasury Bills – 4.6%
U.S. Treasury Bill Zero Coupon, 07/27/2023 (cost $9,432,446)	9,500	9,423,303

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Shares	U.S. $ Value

Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(g)(h)(i) (cost $287,630)	287,630	$287,630

Total Short-Term Investments (cost $9,720,076)		9,710,933

Total Investments – 98.3% (cost $211,909,461)		200,187,990
Other assets less liabilities – 1.7%		3,378,735

Net Assets – 100.0%		$203,566,725

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$116,519	$	– 0	–	$116,519
USD	663	01/15/2025	2.613%	CPI#	Maturity	57,040		– 0	–	57,040
USD	662	01/15/2025	2.585%	CPI#	Maturity	57,685		– 0	–	57,685
USD	510	01/15/2025	4.028%	CPI#	Maturity	14,288		– 0	–	14,288
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(55,358)		– 0	–	(55,358)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(60,181)		(2,034)		(58,147)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(78,456)		– 0	–	(78,456)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(63,223)		– 0	–	(63,223)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	911,751		– 0	–	911,751
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	831,083		– 0	–	831,083
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(61,993)		– 0	–	(61,993)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	31,802		– 0	–	31,802
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(25,992)		– 0	–	(25,992)
USD	870	01/15/2030	1.572%	CPI#	Maturity	143,384		– 0	–	143,384
USD	870	01/15/2030	1.587%	CPI#	Maturity	142,185		– 0	–	142,185
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	78,618		– 0	–	78,618
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	79,695		– 0	–	79,695
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	39,849		– 0	–	39,849
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(26,812)		– 0	–	(26,812)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(38,167)		– 0	–	(38,167)

						$2,093,717		$(2,034)		$2,095,751

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	10,700	01/15/2027	1 Day SOFR	3.540%	Annual	$(110,083)	$	– 0	–	$(110,083)
USD	6,100	01/15/2027	1 Day SOFR	4.113%	Annual	67,488		– 0	–	67,488
USD	6,900	04/30/2030	1 Day SOFR	3.075%	Annual	(154,419)		– 0	–	(154,419)
USD	3,200	04/30/2030	1 Day SOFR	3.369%	Annual	(12,735)		– 0	–	(12,735)
USD	2,900	04/30/2030	1 Day SOFR	3.486%	Annual	9,773		– 0	–	9,773
USD	5,100	04/15/2032	3.101%	1 Day SOFR	Annual	125,153		– 0	–	125,153
USD	4,500	04/15/2032	3.250%	1 Day SOFR	Annual	58,559		– 0	–	58,559
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	453,690		– 0	–	453,690
USD	1,350	04/15/2032	1.284%	1 Day SOFR	Annual	222,620		– 0	–	222,620

						$660,046	$	– 0	–	$660,046

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$305,527	$	– 0	–	$305,527

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $4,592,261 or 2.3% of net assets.

(c)	When-Issued or delayed delivery security.

(d)	Non-income producing security.

(e)	Defaulted.

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.8%
Long-Term Municipal Bonds – 95.8%
Minnesota – 95.8%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,709,141
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	203,765
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	300	303,004
5.00%, 11/01/2044	500	501,262
Series 2019 4.00%, 11/01/2041	850	750,316
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,034,367
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,040,732
City of Minneapolis MN (Allina Health Obligated Group) Series 2023-A 5.00%, 11/15/2052	1,000	1,073,836
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036	2,000	2,092,291
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	210,213
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	200	200,205

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030	$1,500	$1,529,189
City of St. Paul MN Water Revenue Series 2023-A 4.00%, 12/01/2045	1,000	998,763
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	366,712
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	149,049
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	1,200	1,226,739
County of McLeod MN Series 2019-A 5.00%, 02/01/2024	1,000	1,010,117
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	332,020
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	481,835
Series 2018-A 5.00%, 02/15/2048	1,000	1,014,531
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,546,213
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,028,118
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	102,867

64 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(a)	$100	$76,341
4.00%, 06/01/2051(a)	125	86,087
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	420,510
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	1,750	1,891,437
Minneapolis-St. Paul Metropolitan Airports Commission Series 2019-B 5.00%, 01/01/2035	2,000	2,127,609
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	1,000	865,891
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	507,425
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,119,045
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	791,632
Series 2015-8 5.00%, 12/01/2032	750	774,538
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	813,591
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	51,965
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	764,102

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	$1,000	$1,016,184
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	872,028
3.00%, 02/01/2039	1,000	860,893
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033	235	248,301
5.00%, 01/01/2034	215	226,789
5.00%, 01/01/2041	700	721,263
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	1,000	1,056,945

Total Municipal Obligations (cost $36,012,793)		34,197,861

	Shares
SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(b)(c)(d) (cost $812,739)	812,739	812,739

Total Investments – 98.1% (cost $36,825,532)		35,010,600
Other assets less liabilities – 1.9%		662,840

Net Assets – 100.0%		$35,673,440

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$32,098	$	– 0	–	$32,098
USD	183	01/15/2025	2.585%	CPI#	Maturity	15,946		– 0	–	15,946
USD	182	01/15/2025	2.613%	CPI#	Maturity	15,658		– 0	–	15,658
USD	120	01/15/2025	4.028%	CPI#	Maturity	3,362		– 0	–	3,362
USD	680	01/15/2026	CPI#	3.765%	Maturity	(16,583)		– 0	–	(16,583)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(16,652)		(562)		(16,090)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(19,136)		– 0	–	(19,136)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(15,996)		– 0	–	(15,996)

66 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	$244,405	$	– 0	–	$244,405
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	223,995		– 0	–	223,995
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(16,690)		– 0	–	(16,690)
USD	620	01/15/2029	CPI#	3.735%	Maturity	8,148		– 0	–	8,148
USD	330	01/15/2029	CPI#	3.331%	Maturity	(6,862)		– 0	–	(6,862)
USD	255	01/15/2030	1.572%	CPI#	Maturity	42,027		– 0	–	42,027
USD	255	01/15/2030	1.587%	CPI#	Maturity	41,675		– 0	–	41,675
USD	300	01/15/2031	2.680%	CPI#	Maturity	21,158		– 0	–	21,158
USD	300	01/15/2031	2.782%	CPI#	Maturity	18,143		– 0	–	18,143
USD	250	01/15/2031	2.989%	CPI#	Maturity	9,962		– 0	–	9,962
USD	260	01/15/2032	CPI#	3.064%	Maturity	(6,971)		– 0	–	(6,971)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(10,446)		– 0	–	(10,446)

						$567,241		$(562)		$567,803

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	3,400	01/15/2027	1 Day SOFR	3.943%	Annual	$14,641	$	– 0	–	$14,641
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	2,106		– 0	–	2,106
USD	1,900	04/20/2028	1 Day SOFR	3.439%	Annual	(11,670)		– 0	–	(11,670)
USD	740	04/20/2028	1 Day SOFR	3.519%	Annual	(2,226)		– 0	–	(2,226)
USD	1,100	04/30/2030	1 Day SOFR	3.486%	Annual	3,707		– 0	–	3,707
USD	1,000	04/30/2030	1 Day SOFR	3.075%	Annual	(22,380)		– 0	–	(22,380)
USD	800	04/30/2030	1 Day SOFR	3.369%	Annual	(3,184)		– 0	–	(3,184)
USD	730	04/15/2032	3.149%	1 Day SOFR	Annual	15,212		– 0	–	15,212
USD	600	04/15/2032	3.081%	1 Day SOFR	Annual	15,626		– 0	–	15,626
USD	550	03/31/2033	3.171%	1 Day SOFR	Annual	10,231		– 0	–	10,231

						$22,063	$	– 0	–	$22,063

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$84,335	$	– 0	–	$84,335

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

abfunds.com	AB MUNICIPAL INCOME FUND II | 67

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $162,428 or 0.5% of net assets.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 99.5%
New Jersey – 88.3%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,055,321
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031	500	542,899
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	417,627
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,463,116
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,326,743
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	894,899
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	409,186
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,063,789
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034(a)	1,500	1,493,733
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	836	830,006

abfunds.com	AB MUNICIPAL INCOME FUND II | 69

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	$1,000	$1,035,498
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,006,053
5.125%, 01/01/2034	500	503,100
5.50%, 01/01/2027	1,000	1,008,659
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,465,165
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,859,038
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039(a)	1,000	1,053,291
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,167,623
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,608,785
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2017 5.00%, 07/01/2047	1,750	1,768,033
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041	2,000	1,945,036
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	1,917,659

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051	$1,000	$937,029
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,454,490
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	1,000	1,045,202
5.00%, 06/15/2029	1,750	1,829,483
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,269,273
Series 2018-A 5.00%, 12/15/2035	1,750	1,856,220
Series 2022 4.00%, 06/15/2050	1,415	1,311,232
Series 2022-A 5.00%, 06/15/2032	1,000	1,128,261
Series 2023-A 5.00%, 06/15/2039(a)	1,000	1,076,315
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	716,791
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058	1,000	1,005,855
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,160,036
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,011,128
BAM Series 2022 5.25%, 11/01/2052	1,000	1,085,286
State of New Jersey Series 2020 4.00%, 06/01/2023	700	700,000

abfunds.com	AB MUNICIPAL INCOME FUND II | 71

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	$2,495	$2,505,937
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	430	430,593
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,975	2,978,128

		54,336,518

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	158,150

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	101,566

Delaware – 1.6%
Delaware River & Bay Authority Series 2019 4.00%, 01/01/2044	1,000	971,626

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	84,358

Guam – 3.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	80,070
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,203
5.00%, 10/01/2040	655	666,574

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	$720	$691,689
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	385,709

		1,978,245

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	315,982

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	50,463

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	63,193

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c)(d)(e)	110	60,500
7.00%, 12/15/2043(c)(d)(e)	110	60,500

		121,000

Ohio – 0.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	330	305,281

Puerto Rico – 2.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	100	58,609
4.00%, 07/01/2033	100	91,781
4.00%, 07/01/2046	100	80,519
5.25%, 07/01/2023	18	17,518
5.625%, 07/01/2029	100	105,923

abfunds.com	AB MUNICIPAL INCOME FUND II | 73

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	$145	$146,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	250	253,711
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	155,195
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	150	143,812
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c)(e)	270	274,207
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	79,593
Series 2019-A 4.329%, 07/01/2040	70	64,850
5.00%, 07/01/2058	305	291,412

		1,763,399

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	135,336
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b)(c)(e)	260	91,000

		226,336

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	237,004

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	$210	$215,725
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	95,151

		310,876

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(b)	200	200,416

Total Municipal Obligations (cost $62,255,765)		61,224,413

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(b) (cost $15,000)	15	15,000

	Shares
SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(f)(g)(h) (cost $2,656,985)	2,656,985	2,656,985

Total Investments – 103.8% (cost $64,927,750)		63,896,398
Other assets less liabilities – (3.8)%		(2,343,640)

Net Assets – 100.0%		$61,552,758

abfunds.com	AB MUNICIPAL INCOME FUND II | 75

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$40,892	$	– 0	–	$40,892
USD	233	01/15/2025	2.585%	CPI#	Maturity	20,303		– 0	–	20,303
USD	232	01/15/2025	2.613%	CPI#	Maturity	19,959		– 0	–	19,959
USD	870	01/15/2026	CPI#	3.611%	Maturity	(28,196)		– 0	–	(28,196)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(19,468)		– 0	–	(19,468)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	358,807		– 0	–	358,807
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	343,319		– 0	–	343,319
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(50,537)		– 0	–	(50,537)
USD	530	01/15/2029	CPI#	3.735%	Maturity	6,965		– 0	–	6,965
USD	240	01/15/2029	CPI#	3.408%	Maturity	(3,455)		– 0	–	(3,455)
USD	225	01/15/2030	1.572%	CPI#	Maturity	37,082		– 0	–	37,082
USD	225	01/15/2030	1.587%	CPI#	Maturity	36,772		– 0	–	36,772
USD	450	01/15/2031	2.782%	CPI#	Maturity	27,214		– 0	–	27,214
USD	370	01/15/2031	2.680%	CPI#	Maturity	26,095		– 0	–	26,095

						$815,752	$	– 0	–	$815,752

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	300	04/20/2028	1 Day SOFR	3.416%	Annual	$(2,280)	$	– 0	–	$(2,280)
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(5,572)		– 0	–	(5,572)

						$(7,852)	$	– 0	–	$(7,852)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$124,736	$	– 0	–	$124,736

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $1,471,101 or 2.4% of net assets.

(c)	Non-income producing security.

76 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of May 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$110,000	$60,500	0.10%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000	60,500	0.10%

(e)	Defaulted.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 14.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 77

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.5%
Long-Term Municipal Bonds – 100.5%
Ohio – 88.5%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$938,297
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2034	1,000	1,035,016
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039	1,000	966,371
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,225	1,133,240
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	457,781
5.00%, 12/01/2037	1,700	1,744,937
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,029
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,185,086
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033 (Pre-refunded/ETM)	2,000	2,000,000
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	490	409,630
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,720,233

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	$1,400	$1,420,260
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	172,475
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	710	711,265
5.80%, 05/20/2044	1,150	1,151,425
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	155	124,814
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	880,690
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031 (Pre-refunded/ETM)	2,305	2,323,596
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	442,498
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	176,369
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)(b)(c)	450	157,500
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	220,699
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	381,694

abfunds.com	AB MUNICIPAL INCOME FUND II | 79

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	$1,000	$993,842
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	800	879,767
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	1,000	962,625
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	987,630
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	588,022
Series 2021 1.50%, 02/01/2026	1,000	908,124
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,028,586
5.25%, 01/01/2052	1,000	1,018,203
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,039,671
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,751,735
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034	320	337,219
5.00%, 07/01/2042	3,045	3,140,047
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2026(d)	1,290	1,352,190

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	$2,000	$2,105,419
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	2,000	2,249,094
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	390,976
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040	1,310	1,177,819
4.00%, 11/15/2041	725	643,206
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	793,083
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,089,230

		45,215,393

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	152,697

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	101,566

California – 0.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,365

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of California Series 2004 5.25%, 04/01/2029	$5	$5,011

		225,376

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	404,781

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	96,944

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	80,070
Series 2023 5.25%, 10/01/2031(d)	100	101,981
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	620,133
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	154,203
5.00%, 10/01/2038	540	550,926

		1,507,313

Indiana – 0.2%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	105	79,112

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	250	227,774

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$50	$50,463

New York – 2.1%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,051,622

North Carolina – 0.7%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	362,577

Puerto Rico – 2.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	78	74,338
5.25%, 07/01/2023	18	17,518
5.625%, 07/01/2029	60	63,553
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	120	119,199
5.25%, 07/01/2036	120	121,050
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	253,711
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,126
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	100	95,875
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b)(c)	230	233,584
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	76,532

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$70	$64,850
5.00%, 07/01/2058	100	95,545

		1,315,881

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	116,669

Texas – 0.8%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	217,635
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	207,983

		425,618

Total Municipal Obligations (cost $54,606,813)		51,333,786

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(e)(f)(g) (cost $373,287)	373,287	373,287

Total Investments – 101.2% (cost $54,980,100)		51,707,073
Other assets less liabilities – (1.2)%		(604,106)

Net Assets – 100.0%		$51,102,967

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,900	01/15/2027	1 Day SOFR	4.217%	Annual	$28,390	$	– 0	–	$28,390
USD	1,400	01/15/2027	1 Day SOFR	4.113%	Annual	15,489		– 0	–	15,489
USD	1,000	01/15/2027	1 Day SOFR	3.595%	Annual	(8,184)		– 0	–	(8,184)

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,000	01/15/2027	1 Day SOFR	3.596%	Annual	$(8,148)	$	– 0	–	$(8,148)
USD	1,000	04/30/2030	1 Day SOFR	3.369%	Annual	(3,980)		– 0	–	(3,980)
USD	900	04/30/2030	1 Day SOFR	3.486%	Annual	3,033		– 0	–	3,033
USD	500	04/15/2032	3.069%	1 Day SOFR	Annual	13,488		– 0	–	13,488
USD	400	04/15/2032	3.082%	1 Day SOFR	Annual	10,404		– 0	–	10,404
USD	300	03/31/2033	3.152%	1 Day SOFR	Annual	6,222		– 0	–	6,222

						$56,714	$	– 0	–	$56,714

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$118,676	$	– 0	–	$118,676

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $2,080,927 or 4.1% of net assets.

(b)	Non-income producing security.

(c)	Defaulted.

(d)	When-Issued or delayed delivery security.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.8%
Long-Term Municipal Bonds – 94.0%
Pennsylvania – 86.4%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$1,000	$1,051,105
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	1,600	1,673,762
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)	495	485,670
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043 (Pre-refunded/ETM)	500	525,455
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	750	427,515
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	420	416,262
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037	780	796,452
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042	1,000	1,018,356
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	650	610,684
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)	200	193,817

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)	$330	$319,254
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036	300	271,119
4.00%, 05/01/2041	250	208,898
City of Philadelphia PA Series 2017 5.00%, 08/01/2031	1,000	1,075,675
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036	1,700	1,806,288
Series 2018-A 5.00%, 10/01/2048	1,000	1,040,181
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	2,500	2,677,988
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	450	489,669
5.00%, 07/01/2035	750	812,488
5.00%, 07/01/2036	1,000	1,077,221
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	635	645,686
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,625	1,528,346
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033	660	677,136

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037	$1,100	$1,055,083
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	1,000	1,023,355
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	500	469,200
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	765	669,713
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037	520	530,782
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061	1,000	1,105,000
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	270	197,007
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	997,588

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025	$1,020	$1,000,562
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040	670	649,612
Series 2022-C 4.11% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	981,940
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	1,000	957,283
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050	500	474,015
Series 2020-D 2.79%, 09/01/2043	1,000	759,505
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038	1,000	1,059,068
5.00%, 12/01/2043	1,000	1,047,389
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	400	394,092
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030	410	419,051
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	260	265,356
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	500	360,928

abfunds.com	AB MUNICIPAL INCOME FUND II | 89

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	$1,000	$997,707
5.00%, 06/15/2050(a)	1,000	946,159
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060	2,000	2,144,275
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	1,000	1,024,911
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	750	790,411
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033	500	541,620
5.00%, 12/01/2034	800	862,888
5.00%, 12/01/2035	500	536,998
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)	135	143,820
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029	865	911,806
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035	1,000	1,018,637

		44,164,788

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	147,243

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	101,566

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$100	$80,070
Series 2023 5.25%, 10/01/2031(c)	100	101,982
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	250	246,478
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	120	123,362
5.00%, 10/01/2040	525	534,277
Territory of Guam Series 2019 5.00%, 11/15/2031	85	87,310
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	150	144,102

		1,317,581

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	315	309,914

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	35	35,324

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	395	396,731

New York – 0.3%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	185	183,202

abfunds.com	AB MUNICIPAL INCOME FUND II | 91

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	$100	$58,609
4.00%, 07/01/2033	100	91,781
5.25%, 07/01/2023	15	15,015
5.625%, 07/01/2029	60	63,553
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2022-A 5.00%, 07/01/2037(a)	250	247,500
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	100,126
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	50	47,937
Series 2022-B Zero Coupon, 07/01/2032	100	63,579
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d)(e)	225	228,506
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	76,532
Series 2019-A 4.329%, 07/01/2040	65	60,218
5.00%, 07/01/2058	250	238,862

		1,292,218

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	112,002

Total Long-Term Municipal Bonds (cost $49,674,339)		48,060,569

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 1.8%
Pennsylvania – 1.8%
Emmaus General Authority Series 2008 3.36%, 03/01/2024(f)	$400	$400,000
Series 2008-E20 3.36%, 03/01/2024(f)	500	500,000

Total Short-Term Municipal Notes (cost $900,000)		900,000

Total Municipal Obligations (cost $50,574,339)		48,960,569

	Shares
SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(g)(h)(i) (cost $1,300,722)	1,300,722	1,300,722

Total Investments – 98.3% (cost $51,875,061)		50,261,291
Other assets less liabilities – 1.7%		849,358

Net Assets – 100.0%		$51,110,649

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$38,253	$	– 0	–	$38,253
USD	218	01/15/2025	2.613%	CPI#	Maturity	18,755		– 0	–	18,755
USD	217	01/15/2025	2.585%	CPI#	Maturity	18,909		– 0	–	18,909
USD	120	01/15/2025	4.028%	CPI#	Maturity	3,362		– 0	–	3,362
USD	820	01/15/2026	CPI#	3.765%	Maturity	(19,997)		– 0	–	(19,997)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(24,877)		– 0	–	(24,877)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(18,112)		(611)		(17,501)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(18,662)		– 0	–	(18,662)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	341,473		– 0	–	341,473
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	305,637		– 0	–	305,637
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(37,637)		– 0	–	(37,637)
USD	740	01/15/2029	CPI#	3.735%	Maturity	9,725		– 0	–	9,725
USD	240	01/15/2029	CPI#	3.408%	Maturity	(3,455)		– 0	–	(3,455)
USD	170	01/15/2030	1.572%	CPI#	Maturity	28,018		– 0	–	28,018
USD	170	01/15/2030	1.587%	CPI#	Maturity	27,783		– 0	–	27,783

abfunds.com	AB MUNICIPAL INCOME FUND II | 93

PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	400	01/15/2031	2.782%	CPI#	Maturity	$24,190	$	– 0	–	$24,190
USD	340	01/15/2031	2.680%	CPI#	Maturity	23,979		– 0	–	23,979
USD	300	01/15/2031	2.989%	CPI#	Maturity	11,955		– 0	–	11,955
USD	290	01/15/2032	CPI#	3.064%	Maturity	(7,776)		– 0	–	(7,776)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(5,625)		– 0	–	(5,625)

						$715,898		$(611)		$716,509

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$6,017	$	– 0	–	$6,017
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(19,551)		– 0	–	(19,551)
USD	1,700	04/30/2030	1 Day SOFR	3.075%	Annual	(38,045)		– 0	–	(38,045)
USD	1,200	04/30/2030	1 Day SOFR	3.369%	Annual	(4,776)		– 0	–	(4,776)
USD	1,100	04/15/2032	3.229%	1 Day SOFR	Annual	16,135		– 0	–	16,135
USD	550	04/15/2032	3.221%	1 Day SOFR	Annual	8,407		– 0	–	8,407
USD	1,200	03/31/2033	3.206%	1 Day SOFR	Annual	18,285		– 0	–	18,285

						$(13,528)	$	– 0	–	$(13,528)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$115,141	$	– 0	–	$115,141

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $4,177,605 or 8.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.

(c)	When-Issued or delayed delivery security.

(d)	Defaulted.

(e)	Non-income producing security.

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.0% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 95

PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

May 31, 2023

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.6%
Long-Term Municipal Bonds – 90.7%
Virginia – 65.1%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$854	$808,378
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	4,000	3,830,780
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	582,080
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,060,876
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 01/15/2030	4,000	4,182,544
5.00%, 01/15/2034	5,000	5,207,708
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,979,128
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	969,691
Fairfax County Economic Development Authority Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	415	425,059
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,012,793
Series 2018-A 4.00%, 05/15/2048	1,500	1,426,937

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	$2,570	$2,584,622
4.00%, 04/01/2043	1,875	1,878,638
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,095,219
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,063,479
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,908,494
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	3,875,429
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035 (Pre-refunded/ETM)	4,000	4,375,057
Series 2021-A 5.00%, 07/01/2026 (Pre-refunded/ETM)	5,000	5,289,993
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	738,979
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,014,207
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,138,329
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,427,197
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,778,091

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	$2,870	$3,010,782
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	970	863,539
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,806,425
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,017,117
4.00%, 07/01/2038	1,550	1,553,829
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,168,206
5.00%, 09/01/2038	1,535	1,561,137
5.00%, 09/01/2043	1,000	1,007,249
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	964,382
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,021,788
5.00%, 12/01/2039	1,000	988,934
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	939,312
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,229,095
University of Virginia Series 2020 2.256%, 09/01/2050	1,000	620,457

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	$1,000	$940,129
Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,616,511
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036	3,125	2,859,154
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,159,848
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,038,736
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035	2,000	2,053,446
5.00%, 07/01/2036	4,160	4,256,008
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,028
Series 2016-C 4.00%, 11/01/2034	2,000	2,042,686
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,021,808
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,829,020
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,225,783
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	920,258

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039	$5,000	$4,618,287
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,191,625
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	3,350	3,304,016
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,260,549
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	4,000	3,986,215
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034	2,000	2,065,814
5.00%, 01/01/2035	1,500	1,546,641

		135,362,522

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	458,090

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	203,131
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	716,173

		919,304

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 14.2%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2035	$2,000	$2,008,947
Series 2021-A 4.00%, 10/01/2037	2,220	2,197,071
5.00%, 10/01/2036	2,250	2,410,794
5.00%, 10/01/2046	5,000	5,187,821
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2010-B 6.50%, 10/01/2044	4,300	4,823,210
Series 2019 5.00%, 10/01/2034	1,500	1,609,776
AGM Series 2022 4.00%, 10/01/2052	3,000	2,785,521
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,229,186
5.00%, 07/01/2032	3,950	4,227,053
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2021-A 4.00%, 07/15/2039	3,000	3,034,541

		29,513,920

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	103,363
5.00%, 01/01/2048	100	100,126
5.00%, 01/01/2056	155	156,733

		360,222

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	426,933
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,084,634

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2017-A 5.00%, 10/01/2036	$1,630	$1,675,670
Territory of Guam Series 2019 5.00%, 11/15/2031	210	215,707
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,200,959
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,553,562

		6,157,465

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,209,449

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	85,788

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	63,193

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	1,840,338

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	490,451

Puerto Rico – 3.2%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	89	84,555

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 07/01/2033	$369	$216,110
4.00%, 07/01/2033	103	94,444
4.00%, 07/01/2035	3	2,329
4.00%, 07/01/2037	2	1,942
4.00%, 07/01/2041	3	2,539
4.00%, 07/01/2046	103	83,067
5.25%, 07/01/2023	67	66,686
5.375%, 07/01/2025	203	207,526
5.625%, 07/01/2027	303	316,924
5.75%, 07/01/2031	103	110,978
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C 0.00%, 11/01/2043	19	9,318
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	190	188,731
5.25%, 07/01/2036	225	226,970
5.25%, 07/01/2041	210	211,310
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	855	867,692
5.00%, 07/01/2035(a)	250	249,989
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	235,296
NATL Series 2007-V 5.25%, 07/01/2032	300	295,868
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	360	345,150
Series 2022-B Zero Coupon, 07/01/2032	100	63,579
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b)(c)	555	563,648
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	244,550

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2040	$295	$258,172
5.00%, 07/01/2034	110	119,423
5.00%, 07/01/2035	115	123,964
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	170,666
Zero Coupon, 07/01/2046	1,000	268,999
Series 2019-A 4.329%, 07/01/2040	180	166,758
5.00%, 07/01/2058	955	912,452

		6,709,635

South Carolina – 0.1%
South Carolina Public Service Authority Series 2022 4.00%, 12/01/2049	205	187,700

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	275,338

Texas – 1.0%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	503,029
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036(b)(c)	1,150	460,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,005,688

		1,968,717

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	650	659,395

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	$180	$171,271
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	70,647

		901,313

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,003,423

Total Long-Term Municipal Bonds (cost $199,033,884)		188,506,868

Short-Term Municipal Notes – 4.9%
Virginia – 4.9%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2012 3.50%, 06/01/2034(d)	4,150	4,150,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.40%, 07/01/2052(d)	4,650	4,650,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 3.40%, 07/01/2042(d)	1,310	1,310,000

Total Short-Term Municipal Notes (cost $10,110,000)		10,110,000

Total Municipal Obligations (cost $209,143,884)		198,616,868

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
UMB Financial Corp. 10.00%, 01/01/2049(e)(f)	$151	$151,165
10.00%, 01/01/2049(e)(f)	108	108,049

Total Corporates – Non-Investment Grade (cost $259,214)		259,214

	Shares
SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(g)(h)(i) (cost $5,178,389)	5,178,389	5,178,389

Total Investments – 98.2% (cost $214,581,487)		204,054,471
Other assets less liabilities – 1.8%		3,815,447

Net Assets – 100.0%		$207,869,918

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$127,512	$	– 0	–	$127,512
USD	725	01/15/2025	2.585%	CPI#	Maturity	63,174		– 0	–	63,174
USD	725	01/15/2025	2.613%	CPI#	Maturity	62,374		– 0	–	62,374
USD	470	01/15/2025	4.028%	CPI#	Maturity	13,167		– 0	–	13,167
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(45,451)		– 0	–	(45,451)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(66,024)		(2,232)		(63,792)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(86,111)		– 0	–	(86,111)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(67,412)		– 0	–	(67,412)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	870,150		– 0	–	870,150
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	782,935		– 0	–	782,935
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(67,556)		– 0	–	(67,556)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	34,825		– 0	–	34,825
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(37,489)		– 0	–	(37,489)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	226,613		– 0	–	226,613
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	224,717		– 0	–	224,717
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	81,642		– 0	–	81,642
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	86,748		– 0	–	86,748

106 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	$43,037	$	– 0	–	$43,037
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(28,153)		– 0	–	(28,153)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(42,586)		– 0	–	(42,586)

						$2,176,112		$(2,232)		$2,178,344

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	6,100	01/15/2027	1 Day SOFR	3.776%	Annual	$(8,871)		$	– 0	–	$(8,871)
USD	6,900	04/30/2030	1 Day SOFR	3.075%	Annual	(154,419)			– 0	–	(154,419)
USD	4,300	04/30/2030	1 Day SOFR	3.411%	Annual	– 0	–		– 0	–	– 0	–
USD	2,100	04/30/2030	1 Day SOFR	3.369%	Annual	(8,358)			– 0	–	(8,358)

						$(171,648		$	– 0	–	$(171,648)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$299,467	$	– 0	–	$299,467

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $7,613,626 or 3.7% of net assets.

(b)	Defaulted.

(c)	Non-income producing security.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

As of May 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

See notes to financial statements.

108 | AB MUNICIPAL INCOME FUND II	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2023

	AB Arizona	AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $96,558,302 and $211,621,831, respectively)	$90,437,344	$199,900,360
Affiliated issuers (cost $365,870 and $287,630, respectively)	365,870	287,630
Cash collateral due from broker	376,839	499,517
Interest receivable	1,501,167	3,035,584
Unrealized appreciation on interest rate swaps	169,176	305,527
Receivable for shares of beneficial interest sold	56,200	326,226
Receivable for variation margin on centrally cleared swaps	35,586	54,575
Affiliated dividends receivable	3,406	2,322

Total assets	92,945,588	204,411,741

Liabilities
Due to custodian	1,604	475
Payable for investment securities purchased	152,693	295,246
Payable for shares of beneficial interest redeemed	103,360	213,482
Custody and accounting fees payable	74,313	81,417
Audit and tax fee payable	30,904	32,884
Distribution fee payable	19,961	23,860
Administrative fee payable	15,127	14,342
Dividends payable	12,188	113,423
Advisory fee payable	3,250	44,433
Transfer Agent fee payable	1,487	1,715
Accrued expenses	20,489	23,739

Total liabilities	435,376	845,016

Net Assets	$92,510,212	$203,566,725

Composition of Net Assets
Shares of beneficial interest, at par	$91,324	$197,675
Additional paid-in capital	99,568,764	212,903,641
Accumulated loss	(7,149,876)	(9,534,591)

	$92,510,212	$203,566,725

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$78,643,276	7,763,367	$10.13	*

Class C	$3,532,175	349,161	$10.12

Advisor Class	$10,334,761	1,019,851	$10.13

AB Massachusetts Portfolio

Class A	$85,971,051	8,344,797	$10.30	*

Class C	$6,146,156	597,797	$10.28

Advisor Class	$111,449,518	10,824,925	$10.30

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $10.44 and $10.62, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 109

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $36,012,793 and $62,270,765, respectively)	$34,197,861		$61,239,413
Affiliated issuers (cost $812,739 and $2,656,985, respectively)	812,739		2,656,985
Cash collateral due from broker	241,522		127,667
Interest receivable	456,786		1,029,388
Unrealized appreciation on interest rate swaps	84,335		124,736
Receivable for variation margin on centrally cleared swaps	27,174		21,074
Receivable due from Adviser	12,809		4,243
Affiliated dividends receivable	2,967		10,004
Receivable for shares of beneficial interest sold	240		13,559
Receivable for investment securities sold	– 0	–	185,000

Total assets	35,836,433		65,412,069

Liabilities
Due to custodian	490		15,466
Custody and accounting fees payable	60,569		64,411
Audit and tax fee payable	32,884		32,884
Payable for shares of beneficial interest redeemed	19,818		56,054
Administrative fee payable	16,221		– 0	–
Legal fee payable	8,903		8,964
Distribution fee payable	8,864		14,149
Dividends payable	4,586		28,993
Transfer Agent fee payable	1,434		1,487
Payable for investment securities purchased	– 0	–	3,620,370
Payable for terminated interest rate swaps	– 0	–	7,700
Accrued expenses	9,224		8,833

Total liabilities	162,993		3,859,311

Net Assets	$35,673,440		$61,552,758

Composition of Net Assets
Shares of beneficial interest, at par	$37,907		$68,121
Additional paid-in capital	37,042,308		62,481,063
Accumulated loss	(1,406,775)		(996,426)

	$35,673,440		$61,552,758

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$33,801,195	3,591,939	$9.41	*

Class C	$1,872,245	198,731	$9.42

AB New Jersey Portfolio

Class A	$60,002,021	6,640,591	$9.04	*

Class C	$1,550,737	171,494	$9.04

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $9.70 and $9.32, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio	AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $54,606,813 and $50,574,339, respectively)	$51,333,786	$48,960,569
Affiliated issuers (cost $373,287 and $1,300,722, respectively)	373,287	1,300,722
Cash collateral due from broker	171,279	176,823
Interest receivable	776,649	783,895
Unrealized appreciation on interest rate swaps	118,676	115,141
Receivable for investment securities sold	30,000	30,000
Receivable for variation margin on centrally cleared swaps	18,941	17,458
Receivable due from Adviser	9,588	10,934
Receivable for shares of beneficial interest sold	5,194	4,375
Affiliated dividends receivable	1,669	8,863

Total assets	52,839,069	51,408,780

Liabilities
Due to custodian	359	444
Payable for investment securities purchased	1,481,089	101,795
Payable for shares of beneficial interest redeemed	110,902	55,552
Custody and accounting fees payable	67,192	64,046
Audit and tax fee payable	32,884	30,904
Dividends payable	11,999	13,206
Distribution fee payable	11,928	11,591
Transfer Agent fee payable	1,448	1,469
Accrued expenses	18,301	19,124

Total liabilities	1,736,102	298,131

Net Assets	$51,102,967	$51,110,649

Composition of Net Assets
Shares of beneficial interest, at par	$55,869	$53,402
Additional paid-in capital	56,905,858	53,167,969
Accumulated loss	(5,858,760)	(2,110,722)

	$51,102,967	$51,110,649

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$49,565,075	5,418,697	$9.15	*

Class C	$1,537,892	168,244	$9.14

AB Pennsylvania Portfolio

Class A	$50,081,366	5,232,639	$9.57	*

Class C	$1,029,283	107,526	$9.57

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $9.43 and $9.87, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $209,403,098)	$198,876,082
Affiliated issuers (cost $5,178,389)	5,178,389
Cash collateral due from broker	618,950
Interest receivable	2,863,692
Receivable for shares of beneficial interest sold	544,501
Unrealized appreciation on interest rate swaps	299,467
Receivable for variation margin on centrally cleared swaps	62,386
Affiliated dividends receivable	20,891

Total assets	208,464,358

Liabilities
Due to custodian	2,327
Payable for shares of beneficial interest redeemed	179,731
Payable for investment securities purchased	104,253
Custody and accounting fees payable	87,029
Dividends payable	68,127
Advisory fee payable	48,177
Audit and tax fee payable	32,884
Distribution fee payable	30,698
Administrative fee payable	14,895
Transfer Agent fee payable	1,805
Accrued expenses	24,514

Total liabilities	594,440

Net Assets	$207,869,918

Composition of Net Assets
Shares of beneficial interest, at par	$201,688
Additional paid-in capital	219,703,792
Accumulated loss	(12,035,562)

$207,869,918

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$115,541,676	11,210,924	$10.31	*

Class C	$7,163,401	696,878	$10.28

Advisor Class	$85,164,841	8,261,045	$10.31

*	The maximum offering price per share for Class A shares was $10.63 which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended May 31, 2023

	AB Arizona	AB Massachusetts
Investment Income
Interest	$3,542,011	$6,973,420
Dividends – Affiliated issuers	82,805	128,044
Other income	1,642	15,116

Total income	3,626,458	7,116,580

Expenses
Advisory fee (see Note B)	451,531	934,815
Distribution fee – Class A	214,740	235,151
Distribution fee – Class C	40,397	73,702
Transfer agency – Class A	35,697	30,949
Transfer agency – Class C	1,721	2,595
Transfer agency – Advisor Class	4,360	35,000
Administrative	86,523	85,739
Custody and accounting	71,504	76,851
Audit and tax	50,733	52,713
Legal	42,308	43,402
Registration fees	22,874	26,918
Trustees’ fees	18,473	19,917
Printing	15,912	15,874
Miscellaneous	21,043	25,479

Total expenses before bank overdraft expense	1,077,816	1,659,105
Bank overdraft expense	6,901	5,269

Total expenses	1,084,717	1,664,374
Less: expenses waived and reimbursed by the Adviser (see Note B)	(293,193)	(274,493)

Net expenses	791,524	1,389,881

Net investment income	2,834,934	5,726,699

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(727,302)	(3,166,724)
Swaps	629,620	4,256,610
Net change in unrealized appreciation (depreciation) of:
Investments	(3,772,396)	(4,744,511)
Swaps	(539,762)	(3,683,541)

Net loss on investment transactions	(4,409,840)	(7,338,166)

Net Decrease in Net Assets from Operations	$(1,574,906)	$(1,611,467)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$1,291,587	$2,348,967
Dividends – Affiliated issuers	31,892	37,130
Other income	264	636

Total income	1,323,743	2,386,733

Expenses
Advisory fee (see Note B)	180,259	271,110
Distribution fee – Class A	94,441	145,879
Distribution fee – Class C	22,813	18,949
Transfer agency – Class A	33,815	35,693
Transfer agency – Class C	2,175	1,192
Administrative	83,922	83,922
Custody and accounting	57,040	66,675
Audit and tax	52,713	52,713
Legal	41,636	41,809
Trustees’ fees	17,680	17,952
Printing	14,864	15,009
Registration fees	6,405	8,796
Miscellaneous	17,954	18,560

Total expenses before bank overdraft expense	625,717	778,259
Bank overdraft expense	1,586	3,978

Total expenses	627,303	782,237
Less: expenses waived and reimbursed by the Adviser (see Note B)	(269,141)	(271,114)

Net expenses	358,162	511,123

Net investment income	965,581	1,875,610

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(463,463)	(705,698)
Swaps	650,198	601,828
Net change in unrealized appreciation (depreciation) of:
Investments	(1,058,374)	(831,884)
Swaps	(634,926)	(794,076)

Net loss on investment transactions	(1,506,565)	(1,729,830)

Net Increase (Decrease) in Net Assets from Operations	$(540,984)	$145,780

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$2,072,015	$1,939,751
Dividends – Affiliated issuers	19,141	36,951
Other income	2,596	373

Total income	2,093,752	1,977,075

Expenses
Advisory fee (see Note B)	258,302	238,588
Distribution fee – Class A	139,354	130,108
Distribution fee – Class C	16,586	9,764
Transfer agency – Class A	36,826	36,513
Transfer agency – Class C	1,196	714
Administrative	83,922	84,235
Custody and accounting	65,362	61,240
Audit and tax	52,713	50,733
Legal	41,814	41,758
Trustees’ fees	17,891	17,853
Printing	16,291	18,077
Registration fees	8,837	11,321
Miscellaneous	18,718	18,437

Total expenses before bank overdraft expense	757,812	719,341
Bank overdraft expense	7,794	1,508

Total expenses	765,606	720,849
Less: expenses waived and reimbursed by the Adviser (see Note B)	(286,909)	(262,362)

Net expenses	478,697	458,487

Net investment income	1,615,055	1,518,588

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(1,497,852)	(1,081,553)
Swaps	848,423	93,201
Net change in unrealized appreciation (depreciation) of:
Investments	(948,386)	(1,041,607)
Swaps	(838,508)	(189,592)

Net loss on investment transactions	(2,436,323)	(2,219,551)

Net Decrease in Net Assets from Operations	$(821,268)	$(700,963)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$6,613,147
Dividends – Affiliated issuers	151,618
Other income	5,626

Total income	6,770,391

Expenses
Advisory fee (see Note B)	926,055
Distribution fee – Class A	299,174
Distribution fee – Class C	75,370
Transfer agency – Class A	41,662
Transfer agency – Class C	2,766
Transfer agency – Advisor Class	27,237
Administrative	86,597
Custody and accounting	85,243
Audit and tax	52,713
Legal	45,314
Registration fees	22,367
Trustees’ fees	19,873
Printing	15,829
Miscellaneous	26,559

Total expenses before bank overdraft expense	1,726,759
Bank overdraft expense	12,164

Total expenses	1,738,923
Less: expenses waived and reimbursed by the Adviser (see Note B)	(224,241)

Net expenses	1,514,682

Net investment income	5,255,709

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(3,400,826)
Swaps	1,735,696
Net change in unrealized appreciation (depreciation) of:
Investments	(3,452,426)
Swaps	(2,053,596)

Net loss on investment transactions	(7,171,152)

Net Decrease in Net Assets from Operations	$(1,915,443)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,834,934	$2,765,876
Net realized loss on investment transactions	(97,682)	(612,169)
Net change in unrealized appreciation (depreciation) of investments	(4,312,158)	(8,878,173)

Net decrease in net assets from operations	(1,574,906)	(6,724,466)
Distributions to Shareholders
Class A	(2,453,678)	(2,491,529)
Class C	(85,382)	(75,915)
Advisor Class	(323,906)	(151,271)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(14,781,893)	1,634,441

Total decrease	(19,219,765)	(7,808,740)
Net Assets
Beginning of period	111,729,977	119,538,717

End of period	$92,510,212	$111,729,977

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,726,699	$4,769,803
Net realized gain (loss) on investment transactions	1,089,886	(813,924)
Net change in unrealized appreciation (depreciation) of investments	(8,428,052)	(18,998,631)

Net decrease in net assets from operations	(1,611,467)	(15,042,752)
Distributions to Shareholders
Class A	(2,606,046)	(2,555,284)
Class C	(148,949)	(141,757)
Advisor Class	(3,223,039)	(2,109,716)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(11,005,961)	25,407,314

Total increase (decrease)	(18,595,462)	5,557,805
Net Assets
Beginning of period	222,162,187	216,604,382

End of period	$203,566,725	$222,162,187

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$965,581	$1,098,013
Net realized gain (loss) on investment transactions	186,735	(61,027)
Net change in unrealized appreciation (depreciation) of investments	(1,693,300)	(4,347,609)

Net decrease in net assets from operations	(540,984)	(3,310,623)
Distributions to Shareholders
Class A	(977,061)	(1,076,792)
Class C	(41,726)	(41,005)
Transactions in Shares of Beneficial Interest
Net decrease	(13,115,480)	(4,575,433)

Total decrease	(14,675,251)	(9,003,853)
Net Assets
Beginning of period	50,348,691	59,352,544

End of period	$35,673,440	$50,348,691

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,875,610	$1,862,364
Net realized loss on investment transactions	(103,870)	(589,699)
Net change in unrealized appreciation (depreciation) of investments	(1,625,960)	(4,982,265)

Net increase (decrease) in net assets from operations	145,780	(3,709,600)
Distributions to Shareholders
Class A	(1,907,453)	(1,843,509)
Class C	(47,615)	(60,713)
Transactions in Shares of Beneficial Interest
Net decrease	(995,078)	(5,443,271)

Total decrease	(2,804,366)	(11,057,093)
Net Assets
Beginning of period	64,357,124	75,414,217

End of period	$61,552,758	$64,357,124

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Ohio
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,615,055	$1,646,040
Net realized gain (loss) on investment transactions	(649,429)	168,875
Net change in unrealized appreciation (depreciation) of investments	(1,786,894)	(5,947,797)

Net decrease in net assets from operations	(821,268)	(4,132,882)
Distributions to Shareholders
Class A	(1,609,700)	(1,555,075)
Class C	(35,703)	(34,278)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(19,645,557)	5,418,417

Total decrease	(22,112,228)	(303,818)
Net Assets
Beginning of period	73,215,195	73,519,013

End of period	$51,102,967	$73,215,195

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,518,588	$1,608,118
Net realized loss on investment transactions	(988,352)	(219,025)
Net change in unrealized appreciation (depreciation) of investments	(1,231,199)	(5,537,130)

Net decrease in net assets from operations	(700,963)	(4,148,037)
Distributions to Shareholders
Class A	(1,541,606)	(1,605,640)
Class C	(21,648)	(22,799)
Transactions in Shares of Beneficial Interest
Net decrease	(5,648,882)	(2,927,400)

Total decrease	(7,913,099)	(8,703,876)
Net Assets
Beginning of period	59,023,748	67,727,624

End of period	$51,110,649	$59,023,748

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Year Ended May 31, 2023	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,255,709	$5,047,394
Net realized loss on investment transactions	(1,665,130)	(889,062)
Net change in unrealized appreciation (depreciation) of investments	(5,506,022)	(20,718,254)

Net decrease in net assets from operations	(1,915,443)	(16,559,922)
Distributions to Shareholders
Class A	(3,091,853)	(2,988,419)
Class C	(138,559)	(124,992)
Advisor Class	(2,222,100)	(1,890,758)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(17,651,484)	17,983,338

Total decrease	(25,019,439)	(3,580,753)
Net Assets
Beginning of period	232,889,357	236,470,110

End of period	$207,869,918	$232,889,357

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2023

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A and Class C shares. Class B shares, Class T shares and Class Z shares have been authorized but currently are not offered. AB Arizona Portfolio, AB Massachusetts Portfolio and AB Virginia Portfolio offer Advisor Class shares. Advisor Class shares for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are

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NOTES TO FINANCIAL STATEMENTS (continued)

unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or

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NOTES TO FINANCIAL STATEMENTS (continued)

counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of May 31, 2023:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$85,798,692		$	– 0	–	$85,798,692
Short-Term Municipal Notes		– 0	–	3,715,000			– 0	–	3,715,000
Commercial Mortgage-Backed Securities		– 0	–	923,652			– 0	–	923,652
Short-Term Investments		365,870		– 0	–		– 0	–	365,870

Total Investments in Securities		365,870		90,437,344			– 0	–	90,803,214
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	1,366,277			– 0	–	1,366,277	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	368,276			– 0	–	368,276	(b)
Interest Rate Swaps		– 0	–	169,176			– 0	–	169,176
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(226,977)			– 0	–	(226,977	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(435,247)			– 0	–	(435,247	)(b)

Total		$365,870		$91,678,849		$	– 0	–	$92,044,719

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$188,477,057		$	– 0	–	$188,477,057
Short-Term Municipal Notes		– 0	–	2,000,000			– 0	–	2,000,000
Short-Term Investments:
U.S. Treasury Bills		– 0	–	9,423,303			– 0	–	9,423,303
Investment Companies		287,630		– 0	–		– 0	–	287,630

Total Investments in Securities		287,630		199,900,360			– 0	–	200,187,990
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,503,899			– 0	–	2,503,899	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	937,283			– 0	–	937,283	(b)
Interest Rate Swaps		– 0	–	305,527			– 0	–	305,527
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(410,182)			– 0	–	(410,182	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(277,237)			– 0	–	(277,237	)(b)

Total		$287,630		$202,959,650		$	– 0	–	$203,247,280

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$34,197,861		$	– 0	–	$34,197,861
Short-Term Investments		812,739		– 0	–		– 0	–	812,739

Total Investments in Securities		812,739		34,197,861			– 0	–	35,010,600
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	676,577			– 0	–	676,577	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	61,523			– 0	–	61,523	(b)
Interest Rate Swaps		– 0	–	84,335			– 0	–	84,335
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(109,336)			– 0	–	(109,336	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(39,460)			– 0	–	(39,460	)(b)

Total		$812,739		$34,871,500		$	– 0	–	$35,684,239

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AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$61,224,413		$	– 0	–	$61,224,413
Corporates – Non-Investment Grade		15,000		– 0	–		– 0	–	15,000
Short-Term Investments		2,656,985		– 0	–		– 0	–	2,656,985

Total Investments in Securities		2,671,985		61,224,413			– 0	–	63,896,398
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	917,408			– 0	–	917,408	(b)
Interest Rate Swaps		– 0	–	124,736			– 0	–	124,736
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(101,656)			– 0	–	(101,656	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,852)			– 0	–	(7,852	)(b)

Total		$2,671,985		$62,157,049		$	– 0	–	$64,829,034

AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$51,333,786		$	– 0	–	$51,333,786
Short-Term Investments		373,287		– 0	–		– 0	–	373,287

Total Investments in Securities		373,287		51,333,786			– 0	–	51,707,073
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	77,026			– 0	–	77,026	(b)
Interest Rate Swaps		– 0	–	118,676			– 0	–	118,676
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(20,312)			– 0	–	(20,312	)(b)

Total		$373,287		$51,509,176		$	– 0	–	$51,882,463

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AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$48,060,569		$	– 0	–	$48,060,569
Short-Term Municipal Notes		– 0	–	900,000			– 0	–	900,000
Short-Term Investments		1,300,722		– 0	–		– 0	–	1,300,722

Total Investments in Securities		1,300,722		48,960,569			– 0	–	50,261,291
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	852,039			– 0	–	852,039	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	48,844			– 0	–	48,844	(b)
Interest Rate Swaps		– 0	–	115,141			– 0	–	115,141
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(136,141)			– 0	–	(136,141	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(62,372)			– 0	–	(62,372	)(b)

Total		$1,300,722		$49,778,080		$	– 0	–	$51,078,802

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$188,506,868		$	– 0	–	$188,506,868
Short-Term Municipal Notes		– 0	–	10,110,000			– 0	–	10,110,000
Corporates – Non-Investment Grade		– 0	–	– 0	–		259,214		259,214
Short-Term Investments		5,178,389		– 0	–		– 0	–	5,178,389

Total Investments in Securities		5,178,389		198,616,868			259,214		204,054,471
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,616,894			– 0	–	2,616,894	(b)
Interest Rate Swaps		– 0	–	299,467			– 0	–	299,467
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(440,782)			– 0	–	(440,782	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(171,648)			– 0	–	(171,648	)(b)

Total		$5,178,389		$200,920,799			$259,214		$206,358,402

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class
AB Arizona	.78%	1.53%	.53%
AB Massachusetts	.77%	1.52%	.52%
AB Minnesota	.85%	1.60%	N/A
AB New Jersey	.82%	1.57%	N/A
AB Ohio	.80%	1.55%	N/A
AB Pennsylvania	.85%	1.60%	N/A
AB Virginia	.80%	1.55%	.55%

The Expense Caps will extend through September 30, 2023 and then may be extended by the Adviser for additional one year terms. For the year ended May 31, 2023, such reimbursements/waivers amounted to $290,877, $270,022, $184,195, $216,051, $232,136, $207,143 and $220,369 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the year ended May 31, 2023, the reimbursement for such services amounted to $86,523, $85,739, $0, $29,948, $29,888, $30,025 and $86,597 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively. For the year ended May 31, 2023, the Adviser voluntarily agreed to waive such fees in the amount of $83,922, $53,974, $54,034 and $54,210 for AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that

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provide omnibus account services, sub-accounting services and/or networking services. For the year ended May 31, 2023, such compensation retained by ABIS amounted to: $17,948, $19,479, $17,912, $18,029, $17,980, $17,949 and $21,062 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the year ended May 31, 2023, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class C
AB Arizona	$ – 0	–	$	– 0	–	$1
AB Massachusetts	– 0	–		224		499
AB Minnesota	– 0	–		– 0	–	56
AB New Jersey	66			– 0	–	85
AB Ohio	35			– 0	–	286
AB Pennsylvania	5			91		– 0	–
AB Virginia	162			– 0	–	1,168

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the year ended May 31, 2023, such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$2,316	Ohio	$739
Massachusetts	4,471	Pennsylvania	1,009
Minnesota	1,024	Virginia	3,872
New Jersey	1,089

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A summary of the Portfolios’ transactions in the Government Money Market Portfolio for the year ended May 31, 2023 is as follows:

Portfolio	Market Value 5/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/23 (000)	Dividend Income (000)
AB Arizona	$384	$32,230	$32,248	$366	$83
AB Massachusetts	6,459	76,085	82,256	288	128
AB Minnesota	1,881	15,139	16,207	813	32
AB New Jersey	1,284	16,285	14,912	2,657	37
AB Ohio	3,383	13,976	16,986	373	19
AB Pennsylvania	357	17,255	16,311	1,301	37
AB Virginia	4,016	51,202	50,040	5,178	152

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB Arizona	$2,298,439
AB Massachusetts	4,189,002
AB Minnesota	2,895,937
AB New Jersey	3,852,371
AB Ohio	4,094,966
AB Pennsylvania	3,615,119
AB Virginia	3,562,376

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended May 31, 2023, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB Arizona	$15,362,683	$	– 0	–	$39,066,657	$	– 0	–
AB Massachusetts	26,206,713		– 0	–	36,738,739		– 0	–
AB Minnesota	6,628,405		– 0	–	19,239,002		– 0	–
AB New Jersey	15,234,828		– 0	–	16,095,845		– 0	–
AB Ohio	7,171,330		– 0	–	25,000,343		– 0	–
AB Pennsylvania	7,697,831		– 0	–	15,380,314		– 0	–
AB Virginia	25,515,308		– 0	–	50,180,487		– 0	–

As of May 31, 2023, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Depreciation
Portfolio	Cost	Appreciation	(Depreciation)
AB Arizona	$96,923,526	$2,191,211	$(7,089,251)	$(4,898,040)
AB Massachusetts	211,909,461	4,272,747	(12,962,448)	(8,689,701)
AB Minnesota	36,825,532	863,166	(2,007,499)	(1,144,333)
AB New Jersey	64,927,750	1,642,145	(1,773,751)	(131,606)
AB Ohio	54,981,634	259,684	(3,361,369)	(3,101,685)
AB Pennsylvania	51,875,061	1,560,725	(2,366,736)	(806,011)
AB Virginia	214,580,843	4,269,904	(12,552,601)	(8,282,697)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or

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received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the

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Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended May 31, 2023, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a

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compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements are expected to increase if there are unexpected inflation increases.

During the year ended May 31, 2023, the Portfolios held inflation (CPI) swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the year ended May 31, 2023, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,734,553	*	Payable for variation margin on centrally cleared swaps	$661,088	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	169,176

Total		$1,903,729			$661,088

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$629,620	$(539,762)

Total		$629,620	$(539,762)

AB Massachusetts Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$3,441,182	*	Payable for variation margin on centrally cleared swaps	$685,385	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	305,527

Total		$3,746,709			$685,385

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$4,256,610	$(3,683,541)

Total		$4,256,610	$(3,683,541)

AB Minnesota Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$738,100	*	Payable for variation margin on centrally cleared swaps	$148,234	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	84,335

Total		$822,435			$148,234

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$650,198	$(634,926)

Total		$650,198	$(634,926)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$917,408	*	Payable for variation margin on centrally cleared swaps	$109,508	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	124,736

Total		$1,042,144			$109,508

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$601,828	$(794,076)

Total		$601,828	$(794,076)

AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$77,026	*	Payable for variation margin on centrally cleared swaps	$20,312	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	118,676

Total		$195,702			$20,312

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$848,423	$(838,508)

Total		$848,423	$(838,508)

AB Pennsylvania Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$900,883	*	Payable for variation margin on centrally cleared swaps	$197,902	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	115,141

Total		$1,016,024			$197,902

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$93,201	$(189,592)

Total		$93,201	$(189,592)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Virginia Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,616,894	*	Payable for variation margin on centrally cleared swaps	$610,198	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	299,467

Total		$2,916,361			$610,198

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$1,735,696	$(2,053,596)

Total		$1,735,696	$(2,053,596)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended May 31, 2023:

AB Arizona Portfolio
Interest Rate Swaps:
Average notional amount	$1,675,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$14,857,692
Centrally Cleared Inflation Swaps:
Average notional amount	$19,080,000

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$3,025,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$29,673,077
Centrally Cleared Inflation Swaps:
Average notional amount	$35,120,000

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Minnesota Portfolio
Interest Rate Swaps:
Average notional amount	$835,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,312,308
Centrally Cleared Inflation Swaps:
Average notional amount	$9,380,000

AB New Jersey Portfolio
Interest Rate Swaps:
Average notional amount	$1,235,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$12,637,692
Centrally Cleared Inflation Swaps:
Average notional amount	$11,820,000

AB Ohio Portfolio
Interest Rate Swaps:
Average notional amount	$1,175,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$10,830,769
Centrally Cleared Inflation Swaps:
Average notional amount	$12,140,000	(a)

(a)	Positions were open for ten months during the year.

AB Pennsylvania Portfolio
Interest Rate Swaps:
Average notional amount	$1,140,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,963,077
Centrally Cleared Inflation Swaps:
Average notional amount	$11,600,000

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$2,965,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$36,461,538
Centrally Cleared Inflation Swaps:
Average notional amount	$37,080,000

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of May 31, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Arizona Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$169,176	$	– 0	–	$	– 0	–	$	– 0	–	$169,176

Total	$169,176	$	– 0	–	$	– 0	–	$	– 0	–	$169,176	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$305,527	$	– 0	–	$	– 0	–	$(268,642)	$36,885

Total	$305,527	$	– 0	–	$	– 0	–	$(268,642)	$36,885	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Minnesota Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$84,335	$	– 0	–	$	– 0	–	$	– 0	–	$84,335

Total	$84,335	$	– 0	–	$	– 0	–	$	– 0	–	$84,335	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New Jersey Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$124,736	$	– 0	–	$	– 0	–	$	– 0	–	$124,736

Total	$124,736	$	– 0	–	$	– 0	–	$	– 0	–	$124,736	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Ohio Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$118,676	$	– 0	–	$	– 0	–	$	– 0	–	$118,676

Total	$118,676	$	– 0	–	$	– 0	–	$	– 0	–	$118,676	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Pennsylvania Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$115,141	$	– 0	–	$	– 0	–	$	– 0	–	$115,141

Total	$115,141	$	– 0	–	$	– 0	–	$	– 0	–	$115,141	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivative Assets
Citibank, NA	$299,467	$	– 0	–	$	– 0	–	$(240,957)	$58,510

Total	$299,467	$	– 0	–	$	– 0	–	$(240,957)	$58,510	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	976,602	1,031,395	$10,017,113	$11,630,634

Shares issued in reinvestment of dividends	131,144	123,384	1,336,610	1,374,056

Shares converted from Class C	34,592	80,579	350,566	919,836

Shares redeemed	(2,767,797)	(1,454,631)	(28,191,287)	(16,150,295)

Net decrease	(1,625,459)	(219,273)	$(16,486,998)	$(2,225,769)

Class C
Shares sold	36,887	27,738	$373,574	$287,703

Shares issued in reinvestment of dividends	6,032	4,989	61,365	55,429

Shares converted to Class A	(34,637)	(80,714)	(350,566)	(919,836)

Shares redeemed	(94,747)	(33,566)	(962,790)	(372,441)

Net decrease	(86,465)	(81,553)	$(878,417)	$(949,145)

Advisor Class
Shares sold	765,538	644,861	$7,821,695	$7,076,879

Shares issued in reinvestment of dividends	13,374	7,613	136,236	84,686

Shares redeemed	(535,021)	(214,173)	(5,374,409)	(2,352,210)

Net increase	243,891	438,301	$2,583,522	$4,809,355

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	AB Massachusetts Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	814,946	715,428	$8,494,068	$8,121,035

Shares issued in reinvestment of dividends	166,957	136,843	1,723,630	1,551,623

Shares converted from Class C	128,710	578,414	1,339,523	6,732,344

Shares redeemed	(2,528,630)	(2,078,977)	(26,050,756)	(22,922,007)

Net decrease	(1,418,017)	(648,292)	$(14,493,535)	$(6,517,005)

Class C
Shares sold	40,715	103,640	$421,549	$1,202,588

Shares issued in reinvestment of dividends	11,778	10,196	121,330	115,391

Shares converted to Class A	(128,958)	(579,425)	(1,339,523)	(6,732,344)

Shares redeemed	(162,277)	(140,008)	(1,673,092)	(1,579,663)

Net decrease	(238,742)	(605,597)	$(2,469,736)	$(6,994,028)

Advisor Class
Shares sold	6,904,856	5,585,302	$71,194,909	$61,547,399

Shares issued in reinvestment of dividends	175,545	89,275	1,812,941	1,006,264

Shares redeemed	(6,496,045)	(2,160,180)	(67,050,540)	(23,635,316)

Net increase	584,356	3,514,397	$5,957,310	$38,918,347

	AB Minnesota Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	424,294	339,163	$4,013,726	$3,483,262

Shares issued in reinvestment of dividends	67,209	62,516	635,070	644,163

Shares converted from Class C	17,850	115,685	170,276	1,218,083

Shares redeemed	(1,778,988)	(859,538)	(16,898,447)	(8,760,182)

Net decrease	(1,269,635)	(342,174)	$(12,079,375)	$(3,414,674)

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	AB Minnesota Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class C
Shares sold	16,334	67,581	$156,260	$673,944

Shares issued in reinvestment of dividends	4,236	3,780	40,071	38,935

Shares converted to Class A	(17,831)	(115,568)	(170,276)	(1,218,083)

Shares redeemed	(113,622)	(64,388)	(1,062,160)	(655,555)

Net decrease	(110,883)	(108,595)	$(1,036,105)	$(1,160,759)

	AB New Jersey Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	856,008	861,901	$7,762,589	$8,053,075

Shares issued in reinvestment of dividends	118,266	107,905	1,066,386	1,063,549

Shares converted from Class C	68,189	183,316	614,165	1,856,557

Shares redeemed	(1,075,895)	(1,406,532)	(9,703,958)	(13,724,951)

Net decrease	(33,432)	(253,410)	$(260,818)	$(2,751,770)

Class C
Shares sold	23,924	15,564	$216,367	$155,467

Shares issued in reinvestment of dividends	514	4,571	5,334	45,115

Shares converted to Class A	(68,158)	(183,297)	(614,165)	(1,856,557)

Shares redeemed	(38,347)	(103,312)	(341,796)	(1,035,526)

Net decrease	(82,067)	(266,474)	$(734,260)	$(2,691,501)

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	AB Ohio Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	670,606	1,239,942	$6,105,466	$11,842,936

Shares issued in reinvestment of dividends	105,356	90,350	966,530	910,275

Shares converted from Class C	31,112	186,060	289,706	1,922,379

Shares redeemed	(2,897,489)	(731,594)	(26,738,110)	(7,324,040)

Net increase (decrease)	(2,090,415)	784,758	$(19,376,408)	$7,351,550

Class C
Shares sold	39,722	66,176	$362,246	$678,728

Shares issued in reinvestment of dividends	3,663	3,007	33,579	30,309

Shares converted to Class A	(31,144)	(186,071)	(289,706)	(1,922,379)

Shares redeemed	(41,000)	(71,774)	(375,268)	(719,791)

Net decrease	(28,759)	(188,662)	$(269,149)	$(1,933,133)

	AB Pennsylvania Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	556,078	406,122	$5,301,598	$4,335,608

Shares issued in reinvestment of dividends	102,513	98,234	985,728	1,041,677

Shares converted from Class C	21,399	186,596	211,888	2,035,285

Shares redeemed	(1,266,356)	(796,925)	(12,152,248)	(8,368,772)

Net decrease	(586,366)	(105,973)	$(5,653,034)	$(956,202)

Class C
Shares sold	21,576	34,018	$202,642	$367,822

Shares issued in reinvestment of dividends	1,426	1,534	13,728	16,281

Shares converted to Class A	(21,397)	(186,591)	(211,888)	(2,035,285)

Shares redeemed	(34)	(30,565)	(330)	(320,016)

Net increase (decrease)	1,571	(181,604)	$4,152	$(1,971,198)

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	AB Virginia Portfolio
	Shares		Amount
	Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2023	Year Ended May 31, 2022

Class A
Shares sold	896,713	667,073	$9,303,151	$7,626,364

Shares issued in reinvestment of dividends	180,358	154,767	1,859,464	1,746,272

Shares converted from Class C	66,508	342,082	682,992	3,949,679

Shares redeemed	(2,517,834)	(1,300,252)	(25,973,402)	(14,423,095)

Net decrease	(1,374,255)	(136,330)	$(14,127,795)	$(1,100,780)

Class C
Shares sold	140,321	191,112	$1,437,680	$2,183,960

Shares issued in reinvestment of dividends	10,374	8,680	106,715	97,749

Shares converted to Class A	(66,682)	(342,959)	(682,992)	(3,949,679)

Shares redeemed	(185,254)	(191,797)	(1,909,367)	(2,149,310)

Net decrease	(101,241)	(334,964)	$(1,047,964)	$(3,817,280)

Advisor Class
Shares sold	4,951,888	4,666,866	$51,254,070	$51,483,796

Shares issued in reinvestment of dividends	121,707	102,951	1,255,816	1,160,061

Shares redeemed	(5,362,318)	(2,738,897)	(54,985,611)	(29,742,459)

Net increase (decrease)	(288,723)	2,030,920	$(2,475,725)	$22,901,398

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for

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a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or

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worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling

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such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolios to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without

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adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the year ended May 31, 2023.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal period through May 31, 2023 and the tax years ended November 30, 2022 and November 30, 2021 were as follows:

AB Arizona Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$78,300	$9,758

Total taxable distributions		– 0	–	78,300	9,758
Tax exempt distributions		1,361,219		2,821,654	1,310,750

Total distributions paid		$1,361,219		$2,899,954	$1,320,508

AB Massachusetts Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$278,803	$109,938

Total taxable distributions		– 0	–	278,803	109,938
Tax exempt distributions		3,127,624		5,069,730	2,198,696

Total distributions paid		$3,127,624		$5,348,533	$2,308,634

AB Minnesota Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$82,286	$22,566

Total taxable distributions		– 0	–	82,286	22,566
Tax exempt distributions		465,910		1,023,480	542,342

Total distributions paid		$465,910		$1,105,766	$564,908

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NOTES TO FINANCIAL STATEMENTS (continued)

AB New Jersey Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$108,341	$46,195

Total taxable distributions		– 0	–	108,341	46,195
Tax exempt distributions		971,971		1,816,637	916,146

Total distributions paid		$971,971		$1,924,978	$962,341

AB Ohio Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$30,295	$4,910

Total taxable distributions		– 0	–	30,295	4,910
Tax exempt distributions		771,330		1,614,922	813,299

Total distributions paid		$771,330		$1,645,217	$818,209

AB Pennsylvania Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$51,765	$27,752

Total taxable distributions		– 0	–	51,765	27,752
Tax exempt distributions		791,196		1,530,796	790,184

Total distributions paid		$791,196		$1,582,561	$817,936

AB Virginia Portfolio	December 1, 2022 to May 31, 2023			December 1, 2021 to November 30, 2022	June 1, 2021 to November 30, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$224,071	$56,233

Total taxable distributions		– 0	–	224,071	56,233
Tax exempt distributions		2,755,221		5,072,334	2,348,822

Total distributions paid		$2,755,221		$5,296,405	$2,405,055

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2022, the Portfolios’ most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)			Accumulated Capital and Other Losses(b)	Unrealized Appreciation (Depreciation)(c)	Total Accumulated Earnings (Deficit)(d)
AB Arizona	$	– 0	–	$(2,517,517)	$(4,180,757)	$(6,698,274)
AB Massachusetts		6,106		(711,384)	(8,562,662)	(9,267,940)
AB Minnesota		– 0	–	(147,061)	(1,147,915)	(1,294,976)
AB New Jersey		1,740		(884,169)	(366,661)	(1,249,090)
AB Ohio		4,232		(3,298,971)	(2,521,298)	(5,816,037)
AB Pennsylvania		– 0	–	(946,128)	(1,120,495)	(2,066,623)
AB Virginia		5,748		(2,571,083)	(9,288,144)	(11,853,479)

(a)	These amounts represent 100% tax exempt Income.

(b)

At November 30, 2022, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal year, AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio, and AB Virginia Portfolio had net capital loss carryforwards of $2,517,517, $711,384, $147,061, $884,619, $3,298,971, $946,128, and $2,571,083, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, debt restructuring, and the tax treatment of swaps.

(d)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of November 30, 2022, the Portfolios’ most recent tax year end, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB Arizona	$2,517,517	$	– 0	–
AB Massachusetts	711,384		– 0	–
AB Minnesota	147,061		– 0	–
AB New Jersey	884,169		– 0	–
AB Ohio	2,693,732		605,239
AB Pennsylvania	946,128		– 0	–
AB Virginia	2,571,083		– 0	–

During the current fiscal year, the Portfolios had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Portfolio – primarily due to

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return of capital distributions – is reflected as an adjustment to the components of capital as of May 31, 2023 as shown below:

Portfolio	Increase (Decrease) to Additional Paid-In Capital		Increase (Decrease) to Distributable Earnings (Accumulated Loss)
AB Arizona	$(422)		$422
AB Massachusetts	– 0	–	– 0	–
AB Minnesota	(480)		480
AB New Jersey	– 0	–	– 0	–
AB Ohio	– 0	–	– 0	–
AB Pennsylvania	(977)		977
AB Virginia	– 0	–	– 0	–

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.54	$ 11.43	$ 11.01	$ 11.22	$ 10.98

Income From Investment Operations

Net investment income(a)(b)	.29	.26	.28	.30	.32

Net realized and unrealized gain (loss) on investment transactions	(.41)	(.89)	.43	(.21)	.24

Net increase (decrease) in net asset value from operations	(.12)	(.63)	.71	.09	.56

Less: Dividends

Dividends from net investment income	(.29)	(.26)	(.29)	(.30)	(.32)

Net asset value, end of period	$ 10.13	$ 10.54	$ 11.43	$ 11.01	$ 11.22

Total Return

Total investment return based on net asset value(c)	(1.09)%	(5.63)%	6.47%	.77%	5.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,643	$98,963	$109,779	$105,315	$105,254

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.79%	.78%	.78%	.78%	.78%

Expenses, before waivers/reimbursements(d)	1.08%	.99%	1.02%	1.00%	1.01%

Net investment income(b)	2.83%	2.34%	2.47%	2.69%	2.90%

Portfolio turnover rate	16%	7%	6%	13%	12%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Arizona Portfolio
Class C
Year Ended May 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.53	$ 11.41	$ 10.99	$ 11.20	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.21	.18	.20	.22	.24

Net realized and unrealized gain (loss) on investment transactions	(.40)	(.89)	.42	(.22)	.24

Net increase (decrease) in net asset value from operations	(.19)	(.71)	.62	– 0	–	.48

Less: Dividends

Dividends from net investment income	(.22)	(.17)	(.20)	(.21)	(.24)

Net asset value, end of period	$ 10.12	$ 10.53	$ 11.41	$ 10.99	$ 11.20

Total Return

Total investment return based on net asset value(c)	(1.83)%	(6.26)%	5.68%	.02%	4.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,532	$4,585	$5,901	$8,935	$12,211

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.54%	1.53%	1.53%	1.53%	1.53%

Expenses, before waivers/reimbursements(d)	1.83%	1.74%	1.77%	1.75%	1.76%

Net investment income(b)	2.09%	1.59%	1.73%	1.95%	2.15%

Portfolio turnover rate	16%	7%	6%	13%	12%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Advisor Class
	Year Ended May 31,		March 25 2021(e) to May 31,
	2023	2022	2021

Net asset value, beginning of period	$ 10.54	$ 11.43	$ 11.30

Income From Investment Operations

Net investment income(a)(b)	.32	.29	.06

Net realized and unrealized gain (loss) on investment transactions	(.41)	(.89)	.13

Net increase (decrease) in net asset value from operations	(.09)	(.60)	.19

Dividends from net investment income	(.32)	(.29)	(.06)

Net asset value, end of period	$ 10.13	$ 10.54	$ 11.43

Total Return

Total investment return based on net asset value(c)	(.84)%	(5.39)%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,335	$8,182	$3,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.54%	.53%	.53	%^

Expenses, before waivers/reimbursements(d)	.83%	.74%	1.00	%^

Net investment income(b)	3.09%	2.60%	2.70	%^

Portfolio turnover rate	16%	7%	6%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.66	$ 11.66	$ 11.15	$ 11.28	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.27	.24	.27	.31	.33

Net realized and unrealized gain (loss) on investment transactions	(.34)	(1.00)	.52	(.12)	.19

Net increase (decrease) in net asset value from operations	(.07)	(.76)	.79	.19	.52

Less: Dividends

Dividends from net investment income	(.29)	(.24)	(.28)	(.32)	(.33)

Net asset value, end of period	$ 10.30	$ 10.66	$ 11.66	$ 11.15	$ 11.28

Total Return

Total investment return based on net asset value(c)	(.64)%	(6.63)%	7.15%	1.67%	4.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,971	$104,117	$121,419	$114,592	$126,955

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.77%	.77%	.77%	.77%	.78%

Expenses, before waivers/reimbursements(d)	.90%	.87%	.90%	.90%	.90%

Net investment income(b)	2.65%	2.08%	2.36%	2.76%	2.95%

Portfolio turnover rate	14%	11%	4%	13%	12%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.64	$ 11.64	$ 11.13	$ 11.26	$ 11.07

Income From Investment Operations

Net investment income(a)(b)	.20	.15	.19	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.35)	(1.00)	.51	(.13)	.20

Net increase (decrease) in net asset value from operations	(.15)	(.85)	.70	.10	.44

Less: Dividends

Dividends from net investment income	(.21)	(.15)	(.19)	(.23)	(.25)

Net asset value, end of period	$ 10.28	$ 10.64	$ 11.64	$ 11.13	$ 11.26

Total Return

Total investment return based on net asset value(c)	(1.39)%	(7.35)%	6.36%	.91%	3.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,146	$8,904	$16,789	$22,940	$29,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.52%	1.52%	1.52%	1.52%	1.53%

Expenses, before waivers/reimbursements(d)	1.65%	1.62%	1.65%	1.65%	1.65%

Net investment income(b)	1.90%	1.32%	1.62%	2.02%	2.20%

Portfolio turnover rate	14%	11%	4%	13%	12%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.66	$ 11.66	$ 11.15	$ 11.27	$ 11.08

Income From Investment Operations

Net investment income(a)(b)	.30	.27	.30	.34	.35

Net realized and unrealized gain (loss) on investment transactions	(.35)	(1.00)	.52	(.11)	.20

Net increase (decrease) in net asset value from operations	(.05)	(.73)	.82	.23	.55

Less: Dividends

Dividends from net investment income	(.31)	(.27)	(.31)	(.35)	(.36)

Net asset value, end of period	$ 10.30	$ 10.66	$ 11.66	$ 11.15	$ 11.27

Total Return

Total investment return based on net asset value(c)	(.39)%	(6.39)%	7.42%	2.01%	5.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$111,450	$109,141	$78,396	$61,825	$57,879

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.52%	.52%	.52%	.52%	.53%

Expenses, before waivers/reimbursements(d)	.65%	.62%	.65%	.65%	.65%

Net investment income(b)	2.91%	2.34%	2.61%	3.00%	3.20%

Portfolio turnover rate	14%	11%	4%	13%	12%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.74	$ 10.56	$ 10.32	$ 10.33	$ 10.11

Income From Investment Operations

Net investment income(a)(b)	.23	.21	.22	.25	.28

Net realized and unrealized gain (loss) on investment transactions	(.31)	(.82)	.28	.01 (f)	.22

Net increase (decrease) in net asset value from operations	(.08)	(.61)	.50	.26	.50

Less: Dividends

Dividends from net investment income	(.25)	(.21)	(.26)	(.27)	(.28)

Net asset value, end of period	$ 9.41	$ 9.74	$ 10.56	$ 10.32	$ 10.33

Total Return

Total investment return based on net asset value(c)	(.84)%	(5.85)%	4.87%	2.51%	5.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,801	$47,331	$54,933	$49,723	$51,638

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.85%	.87%

Expenses, before waivers/reimbursements(d)	1.52%	1.10%	1.22%	1.26%	1.27%

Net investment income(b)	2.45%	2.01%	2.07%	2.44%	2.73%

Portfolio turnover rate	17%	9%	5%	10%	14%

See footnote summary on pages 177-178.

166 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Minnesota Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.75	$ 10.57	$ 10.33	$ 10.35	$ 10.12

Income From Investment Operations

Net investment income(a)(b)	.16	.13	.14	.18	.20

Net realized and unrealized gain (loss) on investment transactions	(.32)	(.82)	.28	(.01)	.23

Net increase (decrease) in net asset value from operations	(.16)	(.69)	.42	.17	.43

Less: Dividends

Dividends from net investment income	(.17)	(.13)	(.18)	(.19)	(.20)

Net asset value, end of period	$ 9.42	$ 9.75	$ 10.57	$ 10.33	$ 10.35

Total Return

Total investment return based on net asset value(c)	(1.59)%	(6.56)%	4.08%	1.64%	4.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,872	$3,018	$4,420	$4,922	$6,226

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.60%	1.62%

Expenses, before waivers/reimbursements(d)	2.27%	1.86%	1.97%	2.02%	2.02%

Net investment income(b)	1.70%	1.25%	1.31%	1.69%	1.98%

Portfolio turnover rate	17%	9%	5%	10%	14%

See footnote summary on pages 177-178.

abfunds.com	AB MUNICIPAL INCOME FUND II | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.29	$ 10.13	$ 9.59	$ 9.84	$ 9.63

Income From Investment Operations

Net investment income(a)(b)	.28	.27	.28	.30	.31

Net realized and unrealized gain (loss) on investment transactions	(.23)	(.84)	.55	(.25)	.21

Net increase (decrease) in net asset value from operations	.05	(.57)	.83	.05	.52

Less: Dividends

Dividends from net investment income	(.30)	(.27)	(.29)	(.30)	(.31)

Net asset value, end of period	$ 9.04	$ 9.29	$ 10.13	$ 9.59	$ 9.84

Total Return

Total investment return based on net asset value(c)	.55%	(5.71)%	8.74%	.50%	5.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,002	$62,000	$70,145	$66,446	$79,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.82%	.82%	.82%	.84%	.84%

Expenses, before waivers/reimbursements(d)	1.27%	1.15%	1.14%	1.12%	1.07%

Net investment income(b)	3.14%	2.70%	2.78%	3.09%	3.23%

Portfolio turnover rate	26%	21%	22%	10%	8%

See footnote summary on pages 177-178.

168 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.30	$ 10.13	$ 9.60	$ 9.85	$ 9.64

Income From Investment Operations

Net investment income(a)(b)	.21	.19	.20	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.24)	(.82)	.54	(.25)	.21

Net increase (decrease) in net asset value from operations	(.03)	(.63)	.74	(.02)	.45

Less: Dividends

Dividends from net investment income	(.23)	(.20)	(.21)	(.23)	(.24)

Net asset value, end of period	$ 9.04	$ 9.30	$ 10.13	$ 9.60	$ 9.85

Total Return

Total investment return based on net asset value(c)	(.31)%	(6.33)%	7.81%	(.25)%	4.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,551	$2,357	$5,269	$7,891	$10,244

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.57%	1.57%	1.57%	1.59%	1.59%

Expenses, before waivers/reimbursements(d)	2.02%	1.89%	1.89%	1.87%	1.82%

Net investment income(b)	2.37%	1.92%	2.05%	2.34%	2.48%

Portfolio turnover rate	26%	21%	22%	10%	8%

See footnote summary on pages 177-178.

abfunds.com	AB MUNICIPAL INCOME FUND II | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.50	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Income From Investment Operations

Net investment income(a)(b)	.26	.23	.26	.28	.28

Net realized and unrealized gain (loss) on investment transactions	(.34)	(.84)	.46	(.13)	.19

Net increase (decrease) in net asset value from operations	(.08)	(.61)	.72	.15	.47

Less: Dividends

Dividends from net investment income	(.27)	(.23)	(.26)	(.28)	(.29)

Net asset value, end of period	$ 9.15	$ 9.50	$ 10.34	$ 9.88	$ 10.01

Total Return

Total investment return based on net asset value(c)	(.84)%	(6.04)%	7.40%	1.45%	4.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,565	$71,345	$69,533	$66,573	$75,542

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.81%	.80%	.80%	.81%	.81%

Expenses, before waivers/reimbursements(d)	1.31%	1.15%	1.16%	1.13%	1.11%

Net investment income(b)	2.83%	2.32%	2.52%	2.78%	2.90%

Portfolio turnover rate	12%	15%	17%	19%	8%

See footnote summary on pages 177-178.

170 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Ohio Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.49	$ 10.34	$ 9.88	$ 10.01	$ 9.83

Income From Investment Operations

Net investment income(a)(b)	.19	.16	.18	.20	.21

Net realized and unrealized gain (loss) on investment transactions	(.34)	(.86)	.47	(.13)	.18

Net increase (decrease) in net asset value from operations	(.15)	(.70)	.65	.07	.39

Less: Dividends

Dividends from net investment income	(.20)	(.15)	(.19)	(.20)	(.21)

Net asset value, end of period	$ 9.14	$ 9.49	$ 10.34	$ 9.88	$ 10.01

Total Return

Total investment return based on net asset value(c)	(1.58)%	(6.85)%	6.60%	.70%	4.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,538	$1,870	$3,986	$5,728	$8,040

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.56%	1.55%	1.55%	1.56%	1.56%

Expenses, before waivers/reimbursements(d)	2.07%	1.90%	1.91%	1.88%	1.86%

Net investment income(b)	2.10%	1.55%	1.78%	2.03%	2.15%

Portfolio turnover rate	12%	15%	17%	19%	8%

See footnote summary on pages 177-178.

abfunds.com	AB MUNICIPAL INCOME FUND II | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.96	$ 10.90	$ 10.45	$ 10.55	$ 10.35

Income From Investment Operations

Net investment income(a)(b)	.28	.26	.28	.31	.32

Net realized and unrealized gain (loss) on investment transactions	(.38)	(.93)	.46	(.11)	.20

Net increase (decrease) in net asset value from operations	(.10)	(.67)	.74	.20	.52

Less: Dividends

Dividends from net investment income	(.29)	(.27)	(.29)	(.30)	(.32)

Net asset value, end of period	$ 9.57	$ 9.96	$ 10.90	$ 10.45	$ 10.55

Total Return

Total investment return based on net asset value(c)	(1.01)%	(6.31)%	7.15%	1.95%	5.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,082	$57,968	$64,592	$66,575	$74,496

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85%	.85%	.85%	.85%	.86%

Expenses, before waivers/reimbursements(d)	1.35%	1.18%	1.19%	1.14%	1.12%

Net investment income(b)	2.88%	2.46%	2.64%	2.91%	3.07%

Portfolio turnover rate	15%	13%	12%	11%	9%

See footnote summary on pages 177-178.

172 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Pennsylvania Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 9.96	$ 10.91	$ 10.45	$ 10.56	$ 10.36

Income From Investment Operations

Net investment income(a)(b)	.21	.18	.20	.23	.24

Net realized and unrealized gain (loss) on investment transactions	(.39)	(.95)	.47	(.12)	.20

Net increase (decrease) in net asset value from operations	(.18)	(.77)	.67	.11	.44

Less: Dividends

Dividends from net investment income	(.21)	(.18)	(.21)	(.22)	(.24)

Net asset value, end of period	$ 9.57	$ 9.96	$ 10.91	$ 10.45	$ 10.56

Total Return

Total investment return based on net asset value(c)	(1.76)%	(7.11)%	6.45%	1.09%	4.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,029	$1,056	$3,136	$4,181	$6,712

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60%	1.60%	1.60%	1.60%	1.61%

Expenses, before waivers/reimbursements(d)	2.10%	1.93%	1.94%	1.89%	1.87%

Net investment income(b)	2.13%	1.70%	1.89%	2.16%	2.31%

Portfolio turnover rate	15%	13%	12%	11%	9%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class A
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.62	$ 11.61	$ 11.09	$ 11.19	$ 10.99

Income From Investment Operations

Net investment income(a)(b)	.26	.23	.26	.29	.32

Net realized and unrealized gain (loss) on investment transactions	(.30)	(.99)	.52	(.10)	.20

Net increase (decrease) in net asset value from operations	(.04)	(.76)	.78	.19	.52

Less: Dividends

Dividends from net investment income	(.27)	(.23)	(.26)	(.29)	(.32)

Net asset value, end of period	$ 10.31	$ 10.62	$ 11.61	$ 11.09	$ 11.19

Total Return

Total investment return based on net asset value(c)	(.37)%	(6.64)%	7.10%	1.71%	4.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$115,542	$133,626	$147,660	$133,346	$127,353

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80%	.80%	.80%	.80%	.81%

Expenses, before waivers/reimbursements(d)	.91%	.86%	.89%	.90%	.90%

Net investment income(b)	2.49%	2.04%	2.27%	2.62%	2.89%

Portfolio turnover rate	13%	13%	9%	16%	6%

See footnote summary on pages 177-178.

174 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Class C
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.59	$ 11.58	$ 11.07	$ 11.16	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.18	.15	.17	.21	.23

Net realized and unrealized gain (loss) on investment transactions	(.30)	(1.00)	.51	(.09)	.21

Net increase (decrease) in net asset value from operations	(.12)	(.85)	.68	.12	.44

Less: Dividends

Dividends from net investment income	(.19)	(.14)	(.17)	(.21)	(.24)

Net asset value, end of period	$ 10.28	$ 10.59	$ 11.58	$ 11.07	$ 11.16

Total Return

Total investment return based on net asset value(c)	(1.11)%	(7.37)%	6.22%	1.04%	4.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,163	$8,452	$13,118	$20,540	$27,759

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.55%	1.55%	1.55%	1.55%	1.56%

Expenses, before waivers/reimbursements(d)	1.67%	1.61%	1.64%	1.65%	1.66%

Net investment income(b)	1.74%	1.29%	1.53%	1.89%	2.15%

Portfolio turnover rate	13%	13%	9%	16%	6%

See footnote summary on pages 177-178.

abfunds.com	AB MUNICIPAL INCOME FUND II | 175

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Year Ended May 31,
	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.62	$ 11.61	$ 11.10	$ 11.20	$ 10.99

Income From Investment Operations

Net investment income(a)(b)	.28	.26	.29	.32	.34

Net realized and unrealized gain (loss) on investment transactions	(.30)	(.99)	.51	(.10)	.22

Net increase (decrease) in net asset value from operations	(.02)	(.73)	.80	.22	.56

Less: Dividends

Dividends from net investment income	(.29)	(.26)	(.29)	(.32)	(.35)

Net asset value, end of period	$ 10.31	$ 10.62	$ 11.61	$ 11.10	$ 11.20

Total Return

Total investment return based on net asset value(c)	(.12)%	(6.41)%	7.27%	1.96%	5.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,165	$90,811	$75,692	$56,772	$55,678

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.55%	.55%	.55%	.55%	.56%

Expenses, before waivers/reimbursements(d)	.66%	.61%	.64%	.65%	.65%

Net investment income(b)	2.73%	2.30%	2.51%	2.87%	3.14%

Portfolio turnover rate.	13%	13%	9%	16%	6%

See footnote summary on pages 177-178.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended May 31,
	2023	2022	2021	2020	2019

AB Arizona Portfolio
Class A
Net of waivers/reimbursements	.78%	.78%	.78%	.78%	.78%
Before waivers/reimbursements	1.07%	.99%	1.02%	1.00%	1.00%
Class C
Net of waivers/reimbursements	1.53%	1.53%	1.53%	1.53%	1.53%
Before waivers/reimbursements	1.82%	1.74%	1.77%	1.75%	1.75%
Advisor Class
Net of waivers/reimbursements	.53%	.53%	.53%^	N/A	N/A
Before waivers/reimbursements	.82%	.74%	1.00%^	N/A	N/A

AB Massachusetts Portfolio
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.90%	.87%	.90%	.90%	.89%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.65%	1.62%	1.65%	1.65%	1.64%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.65%	.62%	.65%	.65%	.64%

AB Minnesota Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.52%	1.10%	1.22%	1.26%	1.26%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.27%	1.86%	1.97%	2.02%	2.01%

AB New Jersey Portfolio
Class A
Net of waivers/reimbursements	.82%	.82%	.82%	.82%	.82%
Before waivers/reimbursements	1.27%	1.15%	1.14%	1.10%	1.05%
Class C
Net of waivers/reimbursements	1.57%	1.57%	1.57%	1.57%	1.57%
Before waivers/reimbursements	2.02%	1.89%	1.89%	1.85%	1.80%

abfunds.com	AB MUNICIPAL INCOME FUND II | 177

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Year Ended May 31,
	2023	2022	2021	2020	2019

AB Ohio Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	1.30%	1.15%	1.16%	1.12%	1.10%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	2.06%	1.90%	1.91%	1.87%	1.85%

AB Pennsylvania Portfolio
Class A
Net of waivers/reimbursements	.85%	.85%	.85%	.85%	.85%
Before waivers/reimbursements	1.35%	1.18%	1.19%	1.14%	1.11%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.60%	1.60%	1.60%
Before waivers/reimbursements	2.10%	1.93%	1.94%	1.89%	1.86%

AB Virginia Portfolio
Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.91%	.86%	.89%	.90%	.90%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.66%	1.61%	1.64%	1.65%	1.65%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.66%	.61%	.64%	.65%	.65%

(e)	Commencement of distribution.

(f)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

178 | AB MUNICIPAL INCOME FUND II	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Municipal Income Fund II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Municipal Income Fund II (the “Fund”) (comprising the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (collectively referred to as the “Portfolios”)), including the portfolios of investments, as of May 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising AB Municipal Income Fund II at May 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

abfunds.com	AB MUNICIPAL INCOME FUND II | 179

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

July 27, 2023

180 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOARD OF DIRECTORS

Garry L. Moody(1) Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Daryl Clements,(2) Vice President Matthew J. Norton,(2) Vice President Andrew D. Potter,(2) Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

One Congress Street

Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Clements, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolios.

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MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund’s Trustees is set forth below.

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INTERESTED TRUSTEE

Onur Erzan,# 47 (2021)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”), Head of Global Client Group and Head of Private Wealth. He oversees AB’s entire private wealth management business and third-party institutional and retail franchise, where he is responsible for all client services, sales and marketing, as well as product strategy, management and development worldwide. Director, President and Chief Executive Officer of the AB Mutual Funds as of April 1, 2021. He is also a member of the Equitable Holdings Management Committee. Prior to joining the firm in 2021, he spent over 19 years with McKinsey (management consulting firm), most recently as a senior partner and co-leader of its Wealth & Asset Management practice. In addition, He co-led McKinsey’s Banking & Securities Solutions (a portfolio of data, analytics and digital assets and capabilities) globally.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE

Garry L. Moody,## Chairman of the Board 71 (2008)	Private Investor since prior to 2018. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council, where he serves as Chairman of the Governance Committee. He is Chairman of the AB Funds and Chairman of the Independent Directors Committees since January 2023; he has served as a director or trustee since 2008, and served as Chairman of the Audit Committee of such funds from 2008 to February 2023.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Jorge A. Bermudez,## 72 (2020)	Private Investor since prior to 2018. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008; Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007, and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2018) of the Texas A&M Foundation Board of Trustees (Trustee since 2013) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016; and Chair of the Audit Committee of the Board of Directors of Moody’s Corporation since December 2022. He has served as director or trustee of the AB Funds since January 2020.	76	Moody’s Corporation since April 2011

Michael J. Downey,## 79 (2005)	Private Investor since prior to 2018. Formerly, Chairman of The Asia Pacific Fund, Inc. (registered investment company) since prior to 2018 until January 2019. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Nancy P. Jacklin,## 75 (2006)	Private Investor since prior to 2018. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chair of the Governance and Nominating Committees of the AB Funds since August 2014.	76	None

Jeanette W. Loeb,## 71 (2020)	Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to 2023. Director of New York City Center since 2005. She was a director of AB Multi-Manager Alternative Fund (fund of hedge funds) from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a director or trustee of the AB Funds since April 2020.	76	Apollo Investment Corp. (business development company) since August 2011

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Carol C. McMullen,## 67 (2016)	Private investor and a member of the Advisory Board of Butcher Box (since 2018) and serves as Advisory Board Chair as of June 2023. Formerly, Managing Director of Slalom Consulting (consulting) from 2014 until July 2023; member, Mass General Brigham (formerly, Partners Healthcare) Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016 and serves as Chair of the Audit Committees of such funds since February 2023.	76	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS*, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY TRUSTEE
INDEPENDENT TRUSTEE (continued)

Marshall C. Turner, Jr.,## 81 (2005)	Private Investor since prior to 2018. Former Chairman and CEO of Dupont Photomasks, Inc. (semi-conductor manufacturing equipment). He was a Director of Xilinx, Inc. (programmable logic semi-conductors and adaptable, intelligent computing) from 2007 through August 2020, and is a former director of 33 other companies and organizations. He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the board of the George Lucas Educational Foundation. He has served as a director of one AB Fund since 1992, and director or trustee of all AB Funds since 2005. He has served as both Chairman of the AB Funds and Chairman of the Independent Directors Committees from 2014 through December 2022.	76	None

*

The address for each of the Fund’s disinterested Trustees is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department — Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Trustees.

***

The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Fund.

#	Mr. Erzan is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS**
Onur Erzan 47	President and Chief Executive Officer	See biography above.

Daryl Clements 55	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2018.

Matthew J. Norton 40	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2018. He is also Chief Investment Officer-Municipal Bonds.

Andrew D. Potter 38	Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2018.

Nancy E. Hay 51	Secretary	Senior Vice President and Counsel of the Adviser**, with which she has been associated since prior to 2018 and Assistant Secretary of ABI**.

Michael B. Reyes 46	Senior Vice President	Vice President of the Adviser**, with which he has been associated since prior to 2018.

Joseph J. Mantineo 64	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”)**, with which he has been associated since prior to 2018.

Phyllis J. Clarke 62	Controller	Vice President of the ABIS**, with which she has been associated since prior to 2018.

Jennifer Friedland 49	Chief Compliance Officer	Vice President of the Adviser** since 2020 and Mutual Fund Chief Compliance Officer (of all Funds since January 2023 and of the ETF Funds since 2022). Before joining the Adviser in 2020, she was Chief Compliance Officer at WestEnd Advisors, LLC from prior to 2018 until 2019.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on November 1-3, 2022 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any

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particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services

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to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors noted that AB Minnesota Portfolio was not profitable to the Adviser in the periods reviewed. The directors concluded that the Adviser’s level of profitability from its relationship with each other Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower, and that AB Minnesota Portfolio’s unprofitability to the Adviser would be exacerbated, without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s

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contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median for each of AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratio for each of AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio and AB Virginia Portfolio was acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry

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as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0151-0523

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)—(c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
Arizona Portfolio	2022	$28,895	$2,500	$18,761
	2023	$30,340	$—	$17,577
Massachusetts Portfolio	2022	$30,781	$—	$17,893
	2023	$32,320	$—	$18,445
Minnesota Portfolio	2022	$30,781	$—	$17,893
	2023	$32,320	$—	$18,445
New Jersey Portfolio	2022	$30,781	$—	$18,093
	2023	$32,320	$—	$18,445
Ohio Portfolio	2022	$30,781	$—	$17,893
	2023	$32,320	$—	$18,445
Pennsylvania Portfolio	2022	$28,895	$—	$18,093
	2023	$30,340	$—	$18,445
Virginia Portfolio	2022	$30,781	$—	$17,893
	2023	$32,320	$—	$18,445

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) 100% of the amounts for Audit-Related Fees and Tax Fees in the table under Item 4 (b) and (c) are for services pre-approved by the Fund’s Audit Committee. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Arizona Portfolio	2022	$1,634,268	$21,261
			$(2,500)
			$(18,761)
	2023	$1,964,129	$17,577
			$—
			$(17,577)
Massachusetts Portfolio	2022	$1,630,900	$17,893
			$—
			$(17,893)
	2023	$1,964,997	$18,445
			$—
			$(18,445)
Minnesota Portfolio	2022	$1,630,900	$17,893
			$—
			$(17,893)
	2023	$1,964,997	$18,445
			$—
			$(18,445)
New Jersey Portfolio	2022	$1,631,100	$18,093
			$—
			$(18,093)
	2023	$1,964,997	$18,445
			$—
			$(18,445)
Ohio Portfolio	2022	$1,630,900	$17,893
			$—
			$(17,893)
	2023	$1,964,997	$18,445
			$—
			$(18,445)
Pennsylvania Portfolio	2022	$1,631,100	$18,093
			$—
			$(18,093)
	2023	$1,964,997	$18,445
			$—
			$(18,445)
Virginia Portfolio	2022	$1,630,900	$17,893
			$—
			$(17,893)
	2023	$1,964,997	$18,445
			$—
			$(18,445)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM	11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 28, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 28, 2023